UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	July 31, 2011

Date of reporting period:	April 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Strategist Fund

Portfolio of Investments • April 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (53.8%)
	Australia (2.6%)
	Air Freight & Logistics
11,272	Toll Holdings Ltd.	$69,560

	Beverages
8,808	Coca-Cola Amatil Ltd.	115,274
42,869	Foster’s Group Ltd.	264,075
		379,349
	Biotechnology
8,567	CSL Ltd.	322,555

	Capital Markets
5,106	Macquarie Group Ltd.	196,778

	Chemicals
6,321	DuluxGroup Ltd.	19,192
25,937	Incitec Pivot Ltd.	106,894
6,321	Orica Ltd.	184,157
		310,243
	Commercial Banks
40,234	Australia & New Zealand Banking Group Ltd.	1,068,549
21,794	Commonwealth Bank of Australia	1,283,040
33,535	National Australia Bank Ltd.	995,394
42,901	Westpac Banking Corp.	1,168,065
		4,515,048
	Commercial Services & Supplies
21,934	Brambles Ltd.	161,801

	Construction & Engineering
2,526	Leighton Holdings Ltd.	67,225

	Containers & Packaging
19,058	Amcor Ltd.	146,226

	Diversified Financial Services
2,973	ASX Ltd.	104,604

	Diversified Telecommunication Services
74,883	Telstra Corp., Ltd.	238,849

	Energy Equipment & Services
3,060	WorleyParsons Ltd.	101,795

	Food & Staples Retailing
15,794	Wesfarmers Ltd.	576,480
2,975	Wesfarmers Ltd. (PPS)	109,664
19,351	Woolworths Ltd.	562,291
		1,248,435
	Health Care Equipment & Supplies
963	Cochlear Ltd.	84,992

	Health Care Providers & Services
5,936	Sonic Healthcare Ltd.	81,460

	Hotels, Restaurants & Leisure
11,102	Crown Ltd.	102,583
10,695	TABCORP Holdings Ltd.	89,445
		192,028
	Information Technology Services
8,106	Computershare Ltd.	86,006

	Insurance
50,270	AMP Ltd.	301,952
38,253	Insurance Australia Group Ltd.	149,686
21,312	QBE Insurance Group Ltd.	437,065

19,706	Suncorp Group Ltd.	$179,709
		1,068,412
	Media
48,903	Fairfax Media Ltd.	70,755

	Metals & Mining
55,519	Alumina Ltd.	137,530
50,465	BHP Billiton Ltd.	2,535,060
33,335	BlueScope Steel Ltd.	63,211
20,937	Fortescue Metals Group Ltd.	141,136
7,192	Newcrest Mining Ltd.	326,755
21,424	OneSteel Ltd.	50,018
6,652	Rio Tinto Ltd.	599,412
		3,853,122
	Multi-Utilities
6,977	AGL Energy Ltd.	111,194

	Oil, Gas & Consumable Fuels
16,300	Origin Energy Ltd.	292,114
13,818	Santos Ltd.	229,005
9,019	Woodside Petroleum Ltd.	462,650
		983,769
	Real Estate Investment Trusts (REITs)
81,393	Dexus Property Group (Stapled Securities) (a)	78,509
100,489	Goodman Group (Stapled Securities) (a)	78,203
33,564	GPT Group (Stapled Securities) (a)	116,254
48,193	Mirvac Group (Stapled Securities) (a)(b)	67,087
35,586	Stockland (Stapled Securities) (a)(b)	147,441
32,351	Westfield Group (Stapled Securities) (a)(b)	319,847
32,351	Westfield Retail Trust	93,968
		901,309
	Real Estate Management & Development
11,327	Lend Lease Group (Stapled Securities) (a)(b)	108,015

	Road & Rail
45,245	Asciano Ltd. (Stapled Securities) (a)(b)	81,828

	Transportation Infrastructure
20,053	Transurban Group (Stapled Securities) (a)	116,494
	Total Australia	15,601,852

	Austria (0.0%)
	Commercial Bank
2,858	Erste Group Bank AG	144,435

	Metals & Mining
1,329	Voestalpine AG	65,402

	Real Estate Management & Development
3,664	Immofinanz AG (c)	17,420
	Total Austria	227,257

	Belgium (0.3%)
	Beverages
13,163	Anheuser-Busch InBev N.V.	839,320

	Chemicals
1,567	Umicore SA	89,880

	Commercial Bank
2,630	KBC Groep N.V. (c)	107,202

	Diversified Financial Services
2,466	Groupe Bruxelles Lambert SA	244,536

	Food & Staples Retailing
905	Colruyt SA	52,231
3,851	Delhaize Group SA	333,451
		385,682

	Insurance
25,432	Ageas	$77,183
	Total Belgium	1,743,803

	Bermuda (0.1%)
	Capital Markets
2,119	Invesco Ltd.	52,700

	Distributors
20,000	Li & Fung Ltd. (d)	102,237

	Electronic Equipment, Instruments & Components
2,595	TE Connectivity Ltd.	93,031

	Food Products
1,400	Bunge Ltd.	105,616

	Insurance
3,854	Partnerre Ltd.	309,707

	Real Estate Management & Development
7,000	Kerry Properties Ltd. (d)	37,315

	Specialty Retail
8,106	Esprit Holdings Ltd. (d)	33,713
	Total Bermuda	734,319

	Brazil (0.4%)
	Commercial Banks
7,700	Banco do Brasil SA	141,450
7,600	Banco Santander Brasil SA (Units) (b)	87,923
		229,373
	Diversified Financial Services
18,100	BM&F Bovespa SA	135,877

	Food Products
9,300	BRF-Brasil Foods SA	188,577

	Household Durables
3,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,087
10,800	PDG Realty SA Empreendimentos e Participacoes	63,570
		100,657
	Information Technology Services
8,500	Cielo SA	79,478
5,100	Redecard SA	74,108
		153,586
	Metals & Mining
13,100	Cia Siderurgica Nacional SA	204,511
4,100	Usinas Siderurgicas de Minas Gerais SA	66,587
18,100	Vale SA	593,784
		864,882
	Oil, Gas & Consumable Fuels
17,000	OGX Petroleo e Gas Participacoes SA (c)	179,596
31,100	Petroleo Brasileiro SA	568,743
		748,339
	Personal Products
3,800	Natura Cosmeticos SA	106,642

	Road & Rail
5,500	All America Latina Logistica SA	45,309

	Transportation Infrastructure
3,700	CCR SA	114,890
	Total Brazil	2,688,132

	Canada (2.7%)
	Aerospace & Defense
19,400	Bombardier, Inc.	144,554

	Auto Components
3,400	Magna International, Inc. (Class A)	$174,717

	Capital Markets
2,800	IGM Financial, Inc.	144,032

	Chemicals
2,200	Agrium, Inc.	199,410
11,400	Potash Corp. of Saskatchewan, Inc.	644,010
		843,420
	Commercial Banks
7,100	Bank of Montreal	466,305
12,400	Bank of Nova Scotia	756,070
5,200	Canadian Imperial Bank of Commerce	450,174
2,100	National Bank of Canada	173,877
17,100	Royal Bank of Canada	1,077,165
11,300	Toronto-Dominion Bank (The)	978,382
		3,901,973
	Communications Equipment
6,300	Research In Motion Ltd. (c)	306,893

	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	169,394

	Diversified Telecommunication Services
7,200	BCE, Inc.	269,843

	Electric Utilities
2,000	Fortis, Inc.	68,678

	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	152,407

	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	209,194

	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	75,751

	Insurance
300	Fairfax Financial Holdings Ltd.	121,154
6,200	Great-West Lifeco, Inc.	178,566
1,900	Intact Financial Corp.	96,391
24,700	Manulife Financial Corp.	443,537
5,500	Power Corp. of Canada	165,497
5,200	Power Financial Corp.	172,958
8,000	Sun Life Financial, Inc.	261,861
		1,439,964
	Media
5,200	Shaw Communications, Inc.	109,809
5,100	Thomson Reuters Corp.	206,771
		316,580
	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	160,245
13,100	Barrick Gold Corp.	669,019
7,400	Eldorado Gold Corp.	137,731
1,400	First Quantum Minerals Ltd.	199,505
9,800	Goldcorp, Inc.	547,822
11,900	Kinross Gold Corp.	188,496
4,800	Silver Wheaton Corp.	195,318
6,500	Teck Resources Ltd. (Class B)	353,321
10,100	Yamana Gold, Inc.	128,739
		2,580,196
	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	165,310
14,400	Canadian Natural Resources Ltd.	677,423
3,500	Canadian Oil Sands Ltd.	120,742

10,000	Cenovus Energy, Inc.	$384,506
2,700	Crescent Point Energy Corp.	122,594
5,800	Enbridge, Inc.	377,001
10,500	Encana Corp.	352,793
3,600	Husky Energy, Inc.	112,625
3,500	Imperial Oil Ltd.	184,960
8,200	Nexen, Inc.	216,927
5,700	Penn West Petroleum Ltd.	146,273
1,400	Petrobank Energy & Resources Ltd. (c)	29,623
861	Petrominerales Ltd.	32,951
19,800	Suncor Energy, Inc.	912,623
14,200	Talisman Energy, Inc.	342,937
8,800	TransCanada Corp.	378,638
1,862	Ultra Petroleum Corp. (c)	94,571
		4,652,497
	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc. (Class A)	252,550
5,800	Brookfield Properties Corp.	114,756
		367,306
	Road & Rail
6,100	Canadian National Railway Co.	473,159
2,300	Canadian Pacific Railway Ltd.	152,539
		625,698
	Wireless Telecommunication Services
5,400	Rogers Communications, Inc. (Class B)	204,380
	Total Canada	16,647,477

	Cayman Islands (0.0%)
	Hotels, Restaurants & Leisure
28,400	Sands China Ltd. (c)(d)	79,719

	Cyprus (0.0%)
	Commercial Bank
15,132	Bank of Cyprus Public Co. Ltd.	55,136

	Denmark (0.2%)
	Chemicals
552	Novozymes A/S (B Shares)	95,379

	Commercial Bank
6,264	Danske Bank A/S (c)	150,532

	Electrical Equipment
3,147	Vestas Wind Systems A/S (c)	111,752

	Marine
11	AP Moller-Maersk A/S (Class B)	111,418
5	AP Moller-Maersk A/S (Class A)	49,135
		160,553
	Pharmaceuticals
4,315	Novo Nordisk A/S (Class B)	545,470

	Road & Rail
3,265	DSV A/S	85,336
	Total Denmark	1,149,022

	Finland (0.2%)
	Auto Components
1,401	Nokian Renkaat OYJ	72,628

	Communications Equipment
41,228	Nokia OYJ	379,824

	Electric Utilities
6,095	Fortum OYJ	209,983

	Insurance
4,244	Sampo OYJ (Class A)	142,818

	Machinery
2,714	Kone OYJ (Class B)	$170,000

	Paper & Forest Products
11,434	UPM-Kymmene OYJ	234,387
	Total Finland	1,209,640

	France (2.3%)
	Aerospace & Defense
1,262	Thales SA	55,749

	Auto Components
2,197	Cie Generale des Etablissements Michelin (Class B)	220,204

	Automobiles
1,221	Peugeot SA (c)	55,448
1,898	Renault SA (c)	115,654
		171,102
	Beverages
3,486	Pernod-Ricard SA	350,381

	Building Products
2,658	Cie de St-Gobain	183,598

	Chemicals
3,073	Air Liquide SA	454,612

	Commercial Banks
12,940	BNP Paribas	1,024,045
13,649	Credit Agricole SA	227,231
8,430	Societe Generale	563,873
		1,815,149
	Commercial Services & Supplies
1,823	Edenred (c)	56,541

	Communications Equipment
36,703	Alcatel-Lucent (c)	236,641

	Construction & Engineering
3,026	Bouygues SA	150,662
5,798	Vinci SA	387,306
		537,968
	Construction Materials
3,982	Lafarge SA	281,775

	Diversified Telecommunication Services
23,872	France Telecom SA	559,895

	Electric Utilities
3,650	EDF SA	153,671

	Electrical Equipment
4,403	Alstom SA	292,783

	Energy Equipment & Services
1,748	Cie Generale de Geophysique-Veritas (c)	61,814
1,075	Technip SA	121,265
		183,079
	Food & Staples Retailing
6,563	Carrefour SA	311,163

	Food Products
11,656	Danone	853,807

	Health Care Equipment & Supplies
1,811	Cie Generale d’Optique Essilor International SA	151,607

	Hotels, Restaurants & Leisure
1,422	Accor SA	63,186
1,449	Sodexo	112,911
		176,097

	Information Technology Services
2,091	Cap Gemini SA	$126,717

	Insurance
16,930	AXA SA	379,900

	Machinery
2,635	Vallourec SA	328,580

	Media
799	Eutelsat Communications SA	34,468
651	JCDecaux SA (c)	22,746
1,047	Publicis Groupe SA	59,332
1,176	Societe Television Francaise 1	22,069
19,316	Vivendi SA	606,102
		744,717
	Multi-Utilities
12,698	GDF Suez	519,562
4,572	Suez Environnement Co.	105,370
5,313	Veolia Environnement SA	177,493
		802,425
	Multiline Retail
1,608	PPR	287,589

	Oil, Gas & Consumable Fuels
22,524	Total SA	1,441,883

	Personal Products
2,915	L’Oreal SA	369,626

	Pharmaceuticals
11,965	Sanofi-Aventis SA	946,354

	Professional Services
581	Bureau Veritas SA	50,127

	Real Estate Investment Trusts (REITs)
86	ICADE	11,033
1,957	Unibail-Rodamco SE	457,836
		468,869
	Textiles, Apparel & Luxury Goods
841	Christian Dior SA	134,966
2,824	LVMH Moet Hennessy Louis Vuitton SA	507,162
		642,128
	Transportation Infrastructure
480	Aeroports de Paris (ADP)	45,999
8,247	Groupe Eurotunnel SA	89,597
		135,596
	Total France	13,770,333

	Germany (1.9%)
	Air Freight & Logistics
6,962	Deutsche Post AG (Registered Shares) (c)	137,765

	Airlines
4,169	Deutsche Lufthansa AG (Registered Shares) (c)	94,600

	Auto Components
611	Continental AG (c)	61,331

	Automobiles
4,034	Bayerische Motoren Werke AG	380,426
9,037	Daimler AG	698,572
372	Volkswagen AG (c)	66,339
		1,145,337
	Capital Markets
11,650	Deutsche Bank AG (Registered Shares)	760,964

	Chemicals
11,615	BASF SE	1,193,929

1,711	K+S AG	$138,446
1,060	Lanxess AG	97,232
1,898	Linde AG	341,845
		1,771,452
	Commercial Bank
6,101	Commerzbank AG (c)	38,857

	Diversified Financial Services
1,518	Deutsche Boerse AG	126,135

	Diversified Telecommunication Services
38,920	Deutsche Telecom AG (Registered Shares)	646,505

	Electric Utilities
20,153	E.ON AG	688,930

	Food & Staples Retailing
1,485	Metro AG	108,997

	Food Products
526	Suedzucker AG	16,224

	Health Care Providers & Services
2,175	Fresenius Medical Care AG & Co. KGaA	170,933
1,482	Fresenius SE & Co. KGaA	155,543
		326,476
	Hotels, Restaurants & Leisure
1,926	TUI AG (c)	24,556

	Household Products
2,028	Henkel AG & Co. KGaA	115,135

	Industrial Conglomerates
10,640	Siemens AG (Registered Shares)	1,547,894

	Insurance
5,106	Allianz SE (Registered Shares)	803,922
2,137	Muenchener Rueckversicherungs AG (Registered Shares)	352,764
		1,156,686
	Media
100	Axel Springer AG	16,381
474	Kabel Deutschland Holding AG (c)	29,624
		46,005
	Metals & Mining
5,591	ThyssenKrupp AG	257,253

	Multi-Utilities
4,067	RWE AG	265,381

	Personal Products
1,091	Beiersdorf AG	71,053

	Pharmaceuticals
9,137	Bayer AG (Registered Shares)	803,201
672	Merck KGaA	71,186
		874,387
	Semiconductors & Semiconductor Equipment
14,309	Infineon Technologies AG	162,429

	Software
13,756	SAP AG	886,301

	Textiles, Apparel & Luxury Goods
2,433	Adidas AG	181,119

	Transportation Infrastructure
344	Fraport AG Frankfurt Airport Services Worldwide	27,529
	Total Germany	11,539,301

	Greece (0.0%)
	Commercial Banks
6,517	Alpha Bank AE (c)	38,031

14,355	National Bank of Greece SA (c)	$111,413
	Total Greece	149,444

	Hong Kong (0.4%)
	Commercial Banks
15,457	Bank of East Asia Ltd.	63,888
36,500	BOC Hong Kong Holdings Ltd.	114,676
11,500	Hang Seng Bank Ltd.	179,765
		358,329
	Diversified Financial Services
9,700	Hong Kong Exchanges and Clearing Ltd.	221,322

	Electric Utilities
19,000	CLP Holdings Ltd.	156,330
14,500	Power Assets Holdings Ltd.	101,475
		257,805
	Gas Utilities
36,000	Hong Kong & China Gas Co., Ltd.	89,371

	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	239,845

	Insurance
67,200	AIA Group Ltd. (c)	226,271

	Real Estate Investment Trusts (REITs)
19,000	Link REIT (The)	59,817

	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	220,286
8,000	Hang Lung Group Ltd.	53,874
22,000	Hang Lung Properties Ltd.	98,014
11,000	Henderson Land Development Co., Ltd.	75,281
26,000	New World Development Ltd.	45,597
18,133	Sino Land Co., Ltd.	31,894
13,000	Sun Hung Kai Properties Ltd.	203,045
6,500	Swire Pacific Ltd. (Class A)	99,263
13,200	Wharf Holdings Ltd.	96,541
10,000	Wheelock & Co. Ltd.	41,204
		964,999
	Road & Rail
15,000	MTR Corp.	54,660
	Total Hong Kong	2,472,419

	Indonesia (0.2%)
	Automobiles
29,000	Astra International Tbk PT	190,139

	Commercial Banks
169,000	Bank Central Asia Tbk PT	146,030
46,500	Bank Danamon Indonesia Tbk PT	33,664
103,500	Bank Mandiri Tbk PT	86,411
70,000	Bank Negara Indonesia Persero Tbk PT	33,104
161,000	Bank Rakyat Indonesia Persero Tbk PT	121,258
		420,467
	Construction Materials
20,500	Indocement Tunggal Prakarsa Tbk PT	40,694
56,000	Semen Gresik Persero Tbk PT	62,120
		102,814
	Diversified Telecommunication Services
131,000	Telekomunikasi Indonesia Tbk PT	117,784

	Food Products
69,000	Indofood Sukses Makmur Tbk PT	44,716

	Gas Utilities
159,000	Perusahaan Gas Negara PT	74,264

	Household Products
19,000	Unilever Indonesia Tbk PT	$33,944

	Machinery
23,000	United Tractors Tbk PT	62,442

	Oil, Gas & Consumable Fuels
153,800	Adaro Energy Tbk PT	39,510
257,500	Bumi Resources Tbk PT	102,982
6,000	Indo Tambangraya Megah PT	32,788
12,500	Tambang Batubara Bukit Asam Tbk PT	32,549
		207,829
	Tobacco
9,500	Gudang Garam Tbk PT	45,037
	Total Indonesia	1,299,436

	Ireland (0.2%)
	Electrical Equipment
1,193	Cooper Industries PLC	78,679

	Health Care Equipment & Supplies
8,780	Covidien PLC	488,958

	Information Technology Services
5,302	Accenture Ltd. (Class A)	302,903

	Machinery
1,272	Ingersoll-Rand PLC	64,236
	Total Ireland	934,776

	Israel (0.2%)
	Pharmaceuticals
21,937	Teva Pharmaceutical Industries Ltd. (ADR)	1,003,179

	Italy (0.7%)
	Aerospace & Defense
4,799	Finmeccanica SpA	64,825

	Automobiles
8,670	Fiat SpA	92,524

	Commercial Banks
121,538	Intesa Sanpaolo SpA	403,596
186,760	UniCredit SpA	480,766
11,269	Unione di Banche Italiane ScpA	100,981
		985,343
	Diversified Telecommunication Services
302,129	Telecom Italia SpA	424,500

	Electric Utilities
81,439	Enel SpA	580,682

	Energy Equipment & Services
2,888	Saipem SpA	163,959

	Food Products
14,009	Parmalat SpA (c)	53,036

	Gas Utilities
44,069	Snam Rete Gas SpA	274,146

	Insurance
23,389	Assicurazioni Generali SpA	560,519

	Machinery
5,386	Fiat Industrial SpA (c)	80,014

	Oil, Gas & Consumable Fuels
32,291	Eni SpA	863,293

	Textiles, Apparel & Luxury Goods
1,567	Luxottica Group SpA	51,734

	Transportation Infrastructure
3,975	Atlantia SpA	97,793
	Total Italy	4,292,368

	Japan (4.4%)
	Air Freight & Logistics
9,000	Yamato Holdings Co., Ltd.	$142,908

	Auto Components
3,700	Aisin Seiki Co., Ltd.	129,955
9,000	Bridgestone Corp.	196,388
8,500	Denso Corp.	283,560
3,600	Toyota Industries Corp.	108,735
		718,638
	Automobiles
20,695	Honda Motor Co., Ltd. (ADR)	793,653
24,000	Mazda Motor Corp. (c)	54,737
97,000	Mitsubishi Motors Corp. (c)	118,387
33,300	Nissan Motor Co., Ltd.	317,749
5,600	Suzuki Motor Corp.	132,415
38,200	Toyota Motor Corp.	1,521,124
		2,938,065
	Beverages
4,800	Asahi Breweries Ltd.	89,532
13,000	Kirin Holdings Co., Ltd.	180,780
		270,312
	Building Products
15,000	Asahi Glass Co., Ltd.	189,731
3,500	Daikin Industries Ltd.	110,719
5,300	JS Group Corp.	127,020
		427,470
	Capital Markets
31,000	Daiwa Securities Group, Inc.	132,997
49,000	Nomura Holdings, Inc.	248,881
		381,878
	Chemicals
26,000	Asahi Kasei Corp.	177,575
3,000	JSR Corp.	62,319
5,000	Kuraray Co., Ltd.	72,551
20,000	Mitsubishi Chemical Holdings Corp.	134,870
2,200	Nitto Denko Corp.	116,760
4,300	Shin-Etsu Chemical Co., Ltd.	222,647
22,000	Sumitomo Chemical Co., Ltd.	116,625
26,000	Toray Industries, Inc.	190,717
		1,094,064
	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	108,488
14,000	Chiba Bank Ltd. (The)	82,328
193,500	Mizuho Financial Group, Inc.	305,344
7,600	Resona Holdings, Inc.	35,791
12,000	Shizuoka Bank Ltd. (The)	108,883
18,100	Sumitomo Mitsui Financial Group, Inc.	556,734
37,250	Sumitomo Mitsui Trust Holdings, Inc.	126,746
		1,324,314
	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	130,999
2,800	Secom Co., Ltd.	138,593
11,000	Toppan Printing Co., Ltd.	85,977
		355,569
	Computers & Peripherals
25,000	Fujitsu Ltd.	142,082

58,000	Toshiba Corp.	$305,320
		447,402
	Construction & Engineering
3,000	JGC Corp.	73,932

	Diversified Financial Services
1,380	ORIX Corp.	134,572

	Diversified Telecommunication Services
8,000	Nippon Telegraph & Telephone Corp.	369,352

	Electric Utilities
7,800	Chubu Electric Power Co., Inc.	170,491
3,700	Chugoku Electric Power Co., Inc. (The)	65,411
4,200	Hokkaido Electric Power Co., Inc.	76,062
3,900	Hokuriku Electric Power Co.	78,851
6,200	Kansai Electric Power Co., Inc. (The)	130,092
3,900	Kyushu Electric Power Co., Inc.	71,928
5,800	Shikoku Electric Power Co.	146,868
6,600	Tohoku Electric Power Co., Inc.	96,907
13,700	Tokyo Electric Power Co., Inc. (The)	71,781
		908,391
	Electrical Equipment
27,000	Mitsubishi Electric Corp.	296,579
1,400	Nidec Corp.	121,507
23,800	Sumitomo Electric Industries Ltd.	328,913
		746,999
	Electronic Equipment, Instruments & Components
7,800	FUJIFILM Holdings Corp.	241,361
66,000	Hitachi Ltd.	356,383
5,000	Hoya Corp.	106,824
2,000	Ibiden Co., Ltd.	67,238
600	Keyence Corp.	156,519
2,100	Kyocera Corp.	230,155
2,900	Murata Manufacturing Co., Ltd.	209,147
6,000	Nippon Electric Glass Co., Ltd.	90,464
2,800	Omron Corp.	76,528
1,400	TDK Corp.	71,799
		1,606,418
	Food & Staples Retailing
11,600	Aeon Co., Ltd.	139,289
11,300	Seven & I Holdings Co., Ltd.	281,821
		421,110
	Food Products
15,000	Ajinomoto Co., Inc.	165,136

	Gas Utilities
38,000	Osaka Gas Co., Ltd.	139,604
34,000	Tokyo Gas Co., Ltd.	150,478
		290,082
	Health Care Equipment & Supplies
3,500	Olympus Corp.	98,465
2,900	Terumo Corp.	160,883
		259,348
	Household Durables
25,300	Panasonic Corp.	311,279
12,000	Sekisui House Ltd.	114,948
15,000	Sharp Corp.	137,027
13,635	Sony Corp. (ADR)	386,007
		949,261
	Household Products
2,400	Unicharm Corp.	94,976

	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co., Ltd.	$70,766

	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	136,818

	Information Technology Services
30	NTT Data Corp.	98,453

	Insurance
5,000	MS&AD Insurance Group Holdings	116,440
4,200	T&D Holdings, Inc.	103,091
6,500	Tokio Marine Holdings, Inc.	180,219
		399,750
	Internet & Catalog Retail
139	Rakuten, Inc.	127,836

	Internet Software & Services
276	Yahoo! Japan Corp.	100,682

	Leisure Equipment & Products
4,600	Nikon Corp.	95,896

	Machinery
2,500	Fanuc Corp.	414,535
5,000	Japan Steel Works Ltd. (The)	40,067
38,000	Kawasaki Heavy Industries Ltd.	156,001
13,600	Komatsu Ltd.	476,163
18,000	Kubota Corp.	170,869
1,600	Makita Corp.	73,081
49,000	Mitsubishi Heavy Industries Ltd.	232,571
5,000	NGK Insulators Ltd.	85,927
10,000	NSK Ltd.	88,270
800	SMC Corp.	145,472
		1,882,956
	Marine
18,000	Mitsui O.S.K. Lines Ltd.	99,858
34,000	Nippon Yusen KK	124,909
		224,767
	Media
3,200	Dentsu, Inc.	84,739

	Metals & Mining
5,800	JFE Holdings, Inc.	157,736
73,000	Kobe Steel Ltd.	179,091
74,000	Nippon Steel Corp.	229,896
49,000	Sumitomo Metal Industries Ltd.	102,694
8,000	Sumitomo Metal Mining Co., Ltd.	141,725
		811,142
	Multiline Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	51,926

	Office Electronics
14,400	Canon, Inc.	674,598
5,000	Konica Minolta Holdings, Inc.	43,826
11,000	Ricoh Co., Ltd.	120,693
		839,117
	Oil, Gas & Consumable Fuels
12	INPEX Corp.	91,130

	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	58,177

	Personal Products
8,100	Kao Corp.	202,113
6,500	Shiseido Co., Ltd.	107,459
		309,572

	Pharmaceuticals
5,100	Astellas Pharma, Inc.	$194,280
4,900	Chugai Pharmaceutical Co., Ltd.	80,645
9,700	Daiichi Sankyo Co., Ltd.	189,539
3,800	Eisai Co., Ltd.	137,730
1,500	Ono Pharmaceutical Co., Ltd.	76,096
6,400	Shionogi & Co., Ltd.	103,517
10,200	Takeda Pharmaceutical Co., Ltd.	492,930
		1,274,737
	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp.	79,196
8	Nippon Building Fund, Inc.	80,380
		159,576
	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	111,323
11,000	Daiwa House Industry Co., Ltd.	131,949
16,000	Mitsubishi Estate Co., Ltd.	277,729
12,000	Mitsui Fudosan Co., Ltd.	204,894
7,000	Sumitomo Realty & Development Co., Ltd.	143,340
		869,235
	Road & Rail
23	Central Japan Railway Co.	173,248
4,800	East Japan Railway Co.	264,809
10,000	Keikyu Corp.	69,284
10,000	Keio Corp.	55,970
41,000	Kintetsu Corp.	122,826
22,000	Nippon Express Co., Ltd.	87,062
16,000	Odakyu Electric Railway Co., Ltd.	129,002
33,000	Tobu Railway Co., Ltd.	128,151
18,000	Tokyu Corp.	74,117
28	West Japan Railway Co.	101,313
		1,205,782
	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	45,282
1,200	Rohm Co., Ltd.	72,194
2,000	Tokyo Electron Ltd.	115,022
		232,498
	Software
1,300	Nintendo Co., Ltd.	307,230
1,800	Trend Micro, Inc.	51,061
		358,291
	Specialty Retail
600	Fast Retailing Co., Ltd.	94,015
1,370	Yamada Denki Co., Ltd.	94,919
		188,934
	Tobacco
82	Japan Tobacco, Inc.	317,426

	Trading Companies & Distributors
22,000	ITOCHU Corp.	227,553
30,000	Marubeni Corp.	216,729
17,700	Mitsubishi Corp.	475,477
27,100	Mitsui & Co., Ltd.	478,422
16,000	Sumitomo Corp.	218,357
		1,616,538
	Wireless Telecommunication Services
53	KDDI Corp.	351,526
202	NTT DoCoMo, Inc.	371,800

10,200	Softbank Corp.	$426,284
		1,149,610
	Total Japan	26,876,551

	Liberia (0.0%)
	Hotels, Restaurants & Leisure
1,600	Royal Caribbean Cruises Ltd. (c)	63,712

	Luxembourg (0.1%)
	Energy Equipment & Services
2,860	Subsea 7 SA	75,226
5,654	Tenaris SA	142,616
		217,842
	Media
2,635	SES SA	69,197

	Metals & Mining
11,084	ArcelorMittal	407,801

	Wireless Telecommunication Services
1,571	Millicom International Cellular SA (Class B) (SDR)	170,166
	Total Luxembourg	865,006

	Netherlands (0.6%)
	Air Freight & Logistics
4,151	TNT N.V.	102,215

	Beverages
6,609	Heineken N.V.	395,620

	Chemicals
3,681	Akzo Nobel N.V.	285,909
2,836	Koninklijke DSM N.V.	195,536
1,076	LyondellBasell Industries N.V. (Class A) (c)	47,882
		529,327
	Diversified Financial Services
52,586	ING Groep N.V. (Share Certificates) (c)	693,202

	Diversified Telecommunication Services
6,736	Koninklijke KPN N.V.	106,904

	Energy Equipment & Services
657	Fugro N.V. (Share Certificates)	60,265

	Food & Staples Retailing
13,650	Koninklijke Ahold N.V.	191,644

	Food Products
28,057	Unilever N.V. (Share Certificates)	923,389

	Industrial Conglomerates
12,491	Koninklijke Philips Electronics N.V.	370,391

	Life Sciences Tools & Services
3,223	QIAGEN N.V. (c)	68,981

	Professional Services
1,207	Randstad Holding N.V.	67,899

	Semiconductors & Semiconductor Equipment
3,663	ASML Holding N.V.	151,669

	Transportation Infrastructure
1,006	Koninklijke Vopak N.V.	48,218
	Total Netherlands	3,709,724

	Netherlands Antilles (0.2%)
	Energy Equipment & Services
13,718	Schlumberger Ltd.	1,231,191

	Norway (0.2%)
	Chemicals
2,032	Yara International ASA	119,017

	Commercial Bank
12,892	DnB NOR ASA	$209,600

	Diversified Telecommunication Services
18,879	Telenor ASA	326,188

	Energy Equipment & Services
1,677	Aker Solutions ASA (c)	40,466

	Industrial Conglomerates
10,385	Orkla ASA	105,204

	Metals & Mining
12,763	Norsk Hydro ASA	113,117

	Oil, Gas & Consumable Fuels
12,822	Statoil ASA	375,134

	Semiconductors & Semiconductor Equipment
6,482	Renewable Energy Corp. ASA (c)	22,881
	Total Norway	1,311,607

	Portugal (0.1%)
	Diversified Telecommunication Services
13,277	Portugal Telecom SGPS SA	162,081

	Food & Staples Retailing
3,072	Jeronimo Martins SGPS SA	50,415

	Oil, Gas & Consumable Fuels
2,866	Galp Energia SGPS SA (Class B)	64,121

	Transportation Infrastructure
1,772	Brisa Auto-Estradas de Portugal SA (c)	11,855
	Total Portugal	288,472

	Russia (0.7%)
	Commercial Banks
1,209	Sberbank of Russia (Registered GDR)	474,539
20,706	VTB Bank OJSC (Registered GDR)	133,968
		608,507
	Electric Utilities
24,753	Federal Hydrogenerating Co., JSC (ADR) (c)	128,592

	Food & Staples Retailing
5,653	Magnit OJSC (Registered GDR)	158,284

	Metals & Mining
14,442	MMC Norilsk Nickel OJSC (ADR)	398,599

	Oil, Gas & Consumable Fuels
81,336	Gazprom OAO (ADR)	1,372,138
7,367	LUKOIL OAO (ADR)	509,796
1,263	NovaTek OAO (Registered GDR)	177,452
29,988	Rosneft Oil Co. (Registered GDR)	267,643
15,000	Surgutneftegas OJSC (ADR)	160,050
5,085	Tatneft (ADR)	229,283
		2,716,362
	Wireless Telecommunication Services
9,100	Mobile Telesystems OJSC (ADR)	192,465
	Total Russia	4,202,809

	Spain (0.6%)
	Airlines
13,928	International Consolidated Airlines Group SA (c)	55,535

	Commercial Banks
56,681	Banco Bilbao Vizcaya Argentaria SA	727,035
20,258	Banco de Sabadell SA	89,805
15,655	Banco Popular Espanol SA	93,863
110,299	Banco Santander SA	1,408,573
		2,319,276

	Construction & Engineering
3,554	ACS Actividades de Construccion y Servicios SA	$178,792

	Electric Utilities
39,552	Iberdrola SA	367,313
1,447	Red Electrica Corp. SA	92,330
		459,643
	Oil, Gas & Consumable Fuels
3,423	Repsol YPF SA	122,237

	Specialty Retail
2,715	Inditex SA	243,451

	Transportation Infrastructure
4,362	Abertis Infraestructuras SA	103,340
	Total Spain	3,482,274

	Sweden (0.8%)
	Building Products
3,410	Assa Abloy AB (B Shares) (c)	102,371

	Commercial Banks
42,355	Nordea Bank AB	483,310
19,961	Skandinaviska Enskilda Banken AB	191,931
7,305	Svenska Handelsbanken AB (Class A)	253,516
9,408	Swedbank AB (Class A)	178,431
		1,107,188
	Communications Equipment
31,295	Telefonaktiebolaget LM Ericsson (Class B)	475,191

	Construction & Engineering
3,281	Skanska AB (Class B)	70,480

	Diversified Financial Services
5,631	Investor AB (Class B)	140,252

	Diversified Telecommunication Services
38,075	TeliaSonera AB	310,904

	Household Durables
2,950	Electrolux AB (Series B)	75,038
5,449	Husqvarna AB (Class B) (c)	42,853
		117,891
	Machinery
10,616	Atlas Copco AB (Class A)	311,675
7,674	Atlas Copco AB (Class B)	203,329
16,360	Sandvik AB	347,103
5,385	Scania AB (Class B)	139,918
6,736	SKF AB (Class B)	212,588
8,848	Volvo AB (Class B)	173,667
		1,388,280
	Media
443	Modern Times Group AB (Class B)	33,945

	Paper & Forest Products
7,641	Svenska Cellulosa AB (Class B)	117,097

	Specialty Retail
12,737	Hennes & Mauritz AB (Class B)	450,041

	Tobacco
7,898	Swedish Match AB (c)	280,239
	Total Sweden	4,593,879

	Switzerland (2.4%)
	Biotechnology
1,094	Actelion Ltd. (Registered Shares) (c)	64,438

	Building Products
929	Geberit AG (Registered Shares)	217,483

	Capital Markets
19,305	Credit Suisse Group AG (Registered Shares)	$877,318
2,609	Julius Baer Group Ltd. (c)	121,914
33,359	UBS AG (Registered Shares) (c)	666,794
		1,666,026
	Chemicals
100	Givaudan SA (c)	111,214
999	Syngenta AG (Registered Shares)	353,519
		464,733
	Computers & Peripherals
2,836	Logitech International SA (Registered Shares) (c)	39,278

	Diversified Telecommunication Services
907	Swisscom AG (Registered Shares)	416,171

	Electrical Equipment
40,390	ABB Ltd. (Registered Shares) (c)	1,115,044

	Energy Equipment & Services
900	Noble Corp.	38,709
3,131	Transocean Ltd. (c)	229,486
7,291	Weatherford International Ltd. (c)	157,340
		425,535
	Food Products
70,641	Nestle SA (Registered Shares)	4,385,459

	Health Care Equipment & Supplies
1,082	Sonova Holding AG	109,263

	Industrial Conglomerates
20,427	Tyco International Ltd.	995,612

	Insurance
836	Swiss Reinsurance Co., Ltd. (Registered Shares) (c)	49,822
2,602	Zurich Financial Services AG (c)	730,966
		780,788
	Life Sciences Tools & Services
542	Lonza Group AG (Registered Shares) (c)	46,556

	Marine
827	Kuehne & Nagel International AG (Registered Shares)	132,129

	Pharmaceuticals
26,962	Novartis AG (Registered Shares)	1,600,550
7,316	Roche Holding AG	1,186,630
		2,787,180
	Professional Services
1,424	Adecco SA (Registered Shares)	101,656
64	SGS SA (Registered Shares)	127,038
		228,694
	Textiles, Apparel & Luxury Goods
5,878	Compagnie Financiere Richemont SA	379,861
379	Swatch Group AG (The)	186,433
		566,294
	Total Switzerland	14,440,683

	United Kingdom (4.9%)
	Aerospace & Defense
54,127	BAE Systems PLC	296,456
35,707	Rolls-Royce Group PLC (c)	382,609
		679,065
	Beverages
44,491	Diageo PLC	905,158
16,384	SABMiller PLC	611,513
		1,516,671

	Chemicals
2,668	Johnson Matthey PLC	$89,263

	Commercial Banks
155,553	Barclays PLC	733,491
179,960	HSBC Holdings PLC	1,970,097
433,628	Lloyds Banking Group PLC (c)	429,152
224,859	Royal Bank of Scotland Group PLC (c)	155,758
24,231	Standard Chartered PLC	671,464
		3,959,962
	Commercial Services & Supplies
2,876	Aggreko PLC	85,846
4,000	Babcock International Group PLC	42,794
16,147	G4S PLC	74,494
5,878	Serco Group PLC	55,522
		258,656
	Diversified Telecommunication Services
111,554	BT Group PLC	364,840
4,106	Inmarsat PLC	41,768
		406,608
	Electric Utilities
18,877	Scottish & Southern Energy PLC	428,191

	Energy Equipment & Services
3,969	AMEC PLC	79,555
3,469	Petrofac Ltd.	87,496
		167,051
	Food & Staples Retailing
89,278	Tesco PLC	601,793
22,670	WM Morrison Supermarkets PLC	111,631
		713,424
	Food Products
1,859	Associated British Foods PLC	31,269
23,751	Unilever PLC	770,436
		801,705
	Health Care Equipment & Supplies
12,145	Smith & Nephew PLC	133,382

	Hotels, Restaurants & Leisure
21,175	Compass Group PLC	206,735
15,728	TUI Travel PLC	62,840
		269,575
	Household Products
7,050	Reckitt Benckiser Group PLC	391,431

	Industrial Conglomerates
6,662	Smiths Group PLC	148,223

	Insurance
4,120	Admiral Group PLC	116,440
32,256	Aviva PLC	240,729
64,792	Legal & General Group PLC	132,900
88,184	Old Mutual PLC	204,744
29,483	Prudential PLC	380,677
80,008	RSA Insurance Group PLC	183,890
17,110	Standard Life PLC	64,618
		1,323,998
	Media
9,766	British Sky Broadcasting Group PLC	137,352
32,244	ITV PLC (c)	40,959
14,156	Pearson PLC	272,158
3,587	Reed Elsevier PLC	31,755

32,585	WPP PLC	$425,356
		907,580
	Metals & Mining
13,867	Anglo American PLC	722,790
2,716	Antofagasta PLC	62,016
23,594	BHP Billiton PLC	994,906
2,888	Kazakhmys PLC	66,522
1,989	Lonmin PLC	54,220
1,094	Randgold Resources Ltd. (c)	95,388
15,350	Rio Tinto PLC	1,117,893
1,623	Vedanta Resources PLC	63,030
22,009	Xstrata PLC	559,342
		3,736,107
	Multi-Utilities
58,907	Centrica PLC	315,749
33,291	National Grid PLC	341,429
		657,178
	Multiline Retail
10,082	Marks & Spencer Group PLC	65,341
2,325	Next PLC	86,875
		152,216
	Oil, Gas & Consumable Fuels
36,990	BG Group PLC	947,487
189,154	BP PLC	1,461,435
16,376	Cairn Energy PLC (c)	123,611
35,958	Royal Dutch Shell PLC (Class A)	1,394,943
27,232	Royal Dutch Shell PLC (Class B)	1,058,476
9,636	Tullow Oil PLC	230,647
		5,216,599
	Pharmaceuticals
15,735	AstraZeneca PLC	785,857
57,151	GlaxoSmithKline PLC	1,246,252
6,029	Shire PLC	186,304
		2,218,413
	Professional Services
7,182	Capita Group PLC (The)	88,293
11,791	Experian PLC	158,840
1,847	Intertek Group PLC	65,559
		312,692
	Real Estate Investment Trusts (REITs)
15,365	British Land Co., PLC	154,117
14,737	Land Securities Group PLC	193,234
		347,351
	Road & Rail
4,240	Firstgroup PLC	22,996

	Semiconductors & Semiconductor Equipment
17,476	ARM Holdings PLC	181,129

	Software
2,989	Autonomy Corp. PLC (c)	80,382

	Textiles, Apparel & Luxury Goods
4,972	Burberry Group PLC	107,549

	Tobacco
35,644	British American Tobacco PLC	1,554,528
19,032	Imperial Tobacco Group PLC	669,814
		2,224,342
	Trading Companies & Distributors
3,727	Wolseley PLC	134,966

	Wireless Telecommunication Services
706,932	Vodafone Group PLC	$2,026,283
	Total United Kingdom	29,612,988

	United States (26.4%)
	Aerospace & Defense
3,897	Alliant Techsystems, Inc.	275,323
3,455	Boeing Co. (The)	275,640
1,263	General Dynamics Corp.	91,972
778	Goodrich Corp.	68,752
4,279	Honeywell International, Inc.	262,003
210	Huntington Ingalls Industries, Inc. (c)	8,400
1,254	ITT Corp.	72,469
1,263	Lockheed Martin Corp.	100,093
1,263	Northrop Grumman Corp.	80,339
818	Precision Castparts Corp.	126,397
17,669	Raytheon Co.	857,830
1,065	Rockwell Collins, Inc.	67,201
1,757	Textron, Inc.	45,858
3,257	United Technologies Corp.	291,762
		2,624,039
	Auto Components
19,416	Johnson Controls, Inc.	796,056
1,500	TRW Automotive Holdings Corp. (c)	85,590
		881,646

	Automobiles
72,428	Ford Motor Co. (c)	1,120,461

	Beverages
17,900	Coca-Cola Co. (The)	1,207,534
2,400	Coca-Cola Enterprises, Inc.	68,184
1,500	Dr Pepper Snapple Group, Inc.	58,800
1,900	Molson Coors Brewing Co. (Class B)	92,625
38,238	PepsiCo, Inc.	2,634,216
		4,061,359
	Biotechnology
500	Alexion Pharmaceuticals, Inc. (c)	48,445
7,021	Amgen, Inc. (c)	399,144
2,831	Biogen Idec, Inc. (c)	275,598
2,500	Celgene Corp. (c)	147,200
4,100	Gilead Sciences, Inc. (c)	159,244
3,989	Human Genome Sciences, Inc. (c)	117,556
3,255	Vertex Pharmaceuticals, Inc. (c)	179,090
		1,326,277
	Capital Markets
2,068	Ameriprise Financial, Inc.	128,340
8,755	Bank of New York Mellon Corp. (The)	253,545
849	BlackRock, Inc.	166,353
5,895	Franklin Resources, Inc.	761,163
7,914	Goldman Sachs Group, Inc. (The)	1,195,093
629	Legg Mason, Inc.	23,367
38,842	State Street Corp.	1,808,095
		4,335,956
	Chemicals
658	Air Products & Chemicals, Inc.	62,852
382	Airgas, Inc.	26,530
699	Celanese Corp. (Series A)	34,894
2,582	CF Industries Holdings, Inc.	365,482
2,026	Dow Chemical Co. (The)	83,046
130	Eastman Chemical Co.	13,943
1,237	Ecolab, Inc.	65,264
16,757	EI Du Pont de Nemours & Co.	951,630

594	FMC Corp.	$52,438
124	International Flavors & Fragrances, Inc.	7,876
323	Lubrizol Corp. (The)	43,450
2,527	Monsanto Co.	171,937
702	Mosaic Co. (The)	52,552
286	PPG Industries, Inc.	27,076
1,520	Praxair, Inc.	161,758
38	Sherwin-Williams Co. (The)	3,127
601	Sigma-Aldrich Corp.	42,419
		2,166,274
	Commercial Banks
3,100	BB&T Corp.	83,452
7,675	CIT Group, Inc. (c)	325,880
3,300	Fifth Third Bancorp	43,791
30,440	First Republic Bank (c)	954,294
2,000	PNC Financial Services Group, Inc.	124,680
73,684	Regions Financial Corp.	540,841
23,226	SunTrust Banks, Inc.	654,741
8,000	US Bancorp	206,560
19,130	Wells Fargo & Co.	556,874
		3,491,113
	Commercial Services & Supplies
1,225	Avery Dennison Corp.	51,131
1,813	Cintas Corp.	56,294
3,568	Iron Mountain, Inc.	113,641
2,606	Pitney Bowes, Inc.	64,003
4,809	Republic Services, Inc.	152,061
2,662	RR Donnelley & Sons Co.	50,205
1,649	Stericycle, Inc. (c)	150,521
5,803	Waste Management, Inc.	228,986
		866,842
	Communications Equipment
33,616	Cisco Systems, Inc.	590,297
3,593	Juniper Networks, Inc. (c)	137,720
2,650	Motorola Mobility Holdings, Inc. (c)	69,059
971	Motorola Solutions, Inc. (c)	44,549
9,382	QUALCOMM, Inc.	533,273
		1,374,898
	Computers & Peripherals
5,929	Apple, Inc. (c)	2,064,656
7,286	Dell, Inc. (c)	113,006
12,177	EMC Corp. (c)	345,096
7,286	Hewlett-Packard Co.	294,136
14,685	International Business Machines Corp.	2,504,967
2,096	NetApp, Inc. (c)	108,950
41,602	SanDisk Corp. (c)	2,044,322
29,701	Western Digital Corp. (c)	1,182,100
		8,657,233
	Construction & Engineering
1,132	Fluor Corp.	79,172
1,061	Jacobs Engineering Group, Inc. (c)	52,636
1,242	KBR, Inc.	47,656
9,970	URS Corp. (c)	446,157
		625,621
	Consumer Finance
2,972	Capital One Financial Corp.	162,657
4,096	SLM Corp. (c)	67,953
		230,610
	Containers & Packaging
915	Ball Corp.	34,139

866	Crown Holdings, Inc. (c)	$32,388
282	Owens-Illinois, Inc. (c)	8,367
31,368	Sealed Air Corp.	808,353
		883,247
	Distributors
16,166	Genuine Parts Co.	868,114

	Diversified Consumer Services
78	Apollo Group, Inc. (Class A) (c)	3,122
3,600	H&R Block, Inc.	62,244
		65,366
	Diversified Financial Services
65,082	Bank of America Corp.	799,207
96,772	Citigroup, Inc. (c)(e)	444,183
47,442	JPMorgan Chase & Co.	2,164,778
1,607	Leucadia National Corp.	62,127
392	Moody’s Corp.	15,343
1,806	NASDAQ OMX Group, Inc. (The) (c)	48,943
2,966	NYSE Euronext	118,788
		3,653,369
	Diversified Telecommunication Services
21,876	Verizon Communications, Inc.	826,475

	Electrical Equipment
496	AMETEK, Inc.	22,836
26,509	Emerson Electric Co.	1,610,687
1,030	Rockwell Automation, Inc.	89,744
411	Roper Industries, Inc.	35,547
		1,758,814
	Electronic Equipment, Instruments & Components
1,800	Agilent Technologies, Inc. (c)	89,838
11,958	Arrow Electronics, Inc. (c)	545,165
66,711	Corning, Inc.	1,396,929
		2,031,932
	Energy Equipment & Services
4,276	Baker Hughes, Inc.	331,005
2,524	Cameron International Corp. (c)	133,065
2,542	FMC Technologies, Inc. (c)	118,152
9,984	Halliburton Co.	503,992
979	Helmerich & Payne, Inc.	64,947
5,044	National Oilwell Varco, Inc.	386,825
20,016	Tidewater, Inc.	1,191,152
		2,729,138
	Food & Staples Retailing
9,354	Costco Wholesale Corp.	756,926
13,072	Kroger Co. (The)	317,780
12,516	Sysco Corp.	361,838
43,285	Wal-Mart Stores, Inc.	2,379,809
20,463	Walgreen Co.	874,179
3,094	Whole Foods Market, Inc.	194,180
		4,884,712
	Food Products
7,000	Archer-Daniels-Midland Co.	259,140
42,983	ConAgra Foods, Inc.	1,050,934
4,100	General Mills, Inc.	158,178
1,000	Hershey Co. (The)	57,710
6,400	HJ Heinz Co.	327,872
6,271	JM Smucker Co. (The)	470,764
1,800	Kellogg Co.	103,086
18,930	Kraft Foods, Inc. (Class A)	635,670
1,200	Mead Johnson Nutrition Co.	80,256

7,490	Ralcorp Holdings, Inc. (c)	$582,722
3,000	Sara Lee Corp.	57,600
16,832	Smithfield Foods, Inc. (c)	396,562
3,000	Tyson Foods, Inc. (Class A)	59,700
		4,240,194
	Health Care Equipment & Supplies
10,306	Baxter International, Inc.	586,411
1,179	Beckman Coulter, Inc.	97,680
2,813	Becton Dickinson and Co.	241,749
35,271	Boston Scientific Corp. (c)	264,180
1,133	C.R. Bard, Inc.	120,948
2,056	DENTSPLY International, Inc.	77,182
1,430	Edwards Lifesciences Corp. (c)	123,481
1,510	Hologic, Inc. (c)	33,250
551	Intuitive Surgical, Inc. (c)	192,685
18,142	Medtronic, Inc.	757,428
4,078	St Jude Medical, Inc.	217,928
6,834	Stryker Corp.	403,206
799	Synthes, Inc. (144A) (f)	137,631
1,753	Varian Medical Systems, Inc. (c)	123,061
5,639	Zimmer Holdings, Inc. (c)	367,945
		3,744,765
	Health Care Providers & Services
3,478	Aetna, Inc.	143,920
5,712	AmerisourceBergen Corp.	232,136
8,555	Cardinal Health, Inc.	373,768
2,273	CIGNA Corp.	106,445
1,830	Community Health Systems, Inc. (c)	56,236
18,471	Coventry Health Care, Inc. (c)	596,059
1,406	DaVita, Inc. (c)	123,854
6,030	Express Scripts, Inc. (c)	342,142
1,512	Henry Schein, Inc. (c)	110,482
9,384	Humana, Inc. (c)	714,310
1,198	Laboratory Corp. of America Holdings (c)	115,571
5,061	McKesson Corp.	420,114
4,978	Medco Health Solutions, Inc. (c)	295,345
18,018	Omnicare, Inc.	566,125
1,845	Quest Diagnostics, Inc.	104,021
10,703	Tenet Healthcare Corp. (c)	74,172
11,679	UnitedHealth Group, Inc.	574,957
7,864	Universal Health Services Inc	430,790
5,009	WellPoint, Inc.	384,641
		5,765,088
	Health Care Technology
3,745	Allscripts-Misys Healthcare Solutions, Inc. (c)	80,667
1,121	Cerner Corp (c)	134,722
		215,389
	Hotels, Restaurants & Leisure
286	Las Vegas Sands Corp. (c)	13,445
416	Marriott International, Inc. (Class A)	14,685
6,779	McDonald’s Corp.	530,864
390	Starbucks Corp.	14,114
14,521	Yum! Brands, Inc.	778,906
		1,352,014
	Household Durables
600	Stanley Black & Decker, Inc.	43,590
16,154	Toll Brothers, Inc. (c)	339,395
		382,985
	Household Products
400	Church & Dwight Co., Inc.	32,992

800	Clorox Co.	$55,728
2,700	Colgate-Palmolive Co.	227,745
400	Energizer Holdings, Inc. (c)	30,212
1,200	Kimberly-Clark Corp.	79,272
69,400	Procter & Gamble Co. (The)	4,504,060
		4,930,009
	Independent Power Producers & Energy Traders
8,719	Constellation Energy Group, Inc.	317,546
17,031	NRG Energy, Inc. (c)	412,150
		729,696
	Industrial Conglomerates
2,625	3M Co.	255,176
83,202	General Electric Co.	1,701,481
		1,956,657
	Information Technology Services
13,068	Automatic Data Processing, Inc.	710,246
3,409	Cognizant Technology Solutions Corp. (Class A) (c)	282,606
9,302	Computer Sciences Corp.	474,216
1,843	Fiserv, Inc. (c)	112,995
1,053	Mastercard, Inc. (Class A)	290,512
2,782	Paychex, Inc.	90,999
3,409	Visa, Inc. (Class A)	266,311
8,924	Western Union Co. (The)	189,635
		2,417,520
	Insurance
10,421	Aflac, Inc.	585,556
8,049	Assurant, Inc.	319,545
16,348	Chubb Corp.	1,065,726
22,863	Fidelity National Financial, Inc. (Class A)	353,005
13,594	Lincoln National Corp.	424,541
13,234	Principal Financial Group, Inc.	446,647
14,926	Prudential Financial, Inc.	946,607
5,179	Torchmark Corp.	346,579
12,024	Unum Group	318,395
10,001	WR Berkley Corp.	326,133
		5,132,734
	Internet & Catalog Retail
37	Amazon.com, Inc. (c)	7,271
29	Expedia, Inc.	726
5	NetFlix, Inc. (c)	1,163
5	Priceline.com, Inc. (c)	2,735
		11,895
	Internet Software & Services
2,420	Akamai Technologies, Inc. (c)	83,345
11,031	eBay, Inc. (c)	379,466
1,870	Google, Inc. (Class A) (c)	1,017,467
11,294	Yahoo!, Inc. (c)	200,469
		1,680,747
	Leisure Equipment & Products
1,000	Mattel, Inc.	26,720

	Life Sciences Tools & Services
700	Illumina, Inc. (c)	49,686
2,475	Life Technologies Corp. (c)	136,620
5,224	Thermo Fisher Scientific, Inc. (c)	313,388
500	Waters Corp. (c)	49,000
		548,694
	Machinery
7,020	AGCO Corp. (c)	404,211
519	Bucyrus International, Inc.	47,462

11,551	Caterpillar, Inc.	$1,333,101
1,122	Cummins, Inc.	134,842
3,036	Danaher Corp.	167,709
2,576	Deere & Co.	251,160
390	Dover Corp.	26,536
1,894	Eaton Corp.	101,386
448	Flowserve Corp.	56,726
16,708	Illinois Tool Works, Inc.	975,914
625	Joy Global, Inc.	63,094
2,287	PACCAR, Inc.	121,462
681	Pall Corp.	39,798
		3,723,401
	Media
2,951	Cablevision Systems Corp.	103,964
7,015	CBS Corp. (Class B)	176,918
9,300	Comcast Corp. (Class A)	244,032
5,510	Comcast Corp. (Special Class A)	135,270
9,757	DirecTV (Class A) (c)	474,093
1,476	Discovery Communications, Inc. (Class A) (c)	65,328
1,529	Discovery Communications, Inc. Series C (c)	60,334
5,050	Interpublic Group of Cos., Inc.	59,338
1,266	Liberty Global, Inc. Series A (c)	58,869
1,240	Liberty Global, Inc. Series C (c)	55,044
2,749	Liberty Media Corp. - Starz Series A (c)	211,261
3,494	McGraw-Hill Cos., Inc. (The)	141,402
19,858	News Corp. (Class A)	353,870
4,816	News Corp. (Class B)	91,022
3,494	Omnicom Group, Inc.	171,870
732	Scripps Networks Interactive, Inc. (Class A)	37,639
1,600	Time Warner Cable, Inc.	125,008
26,415	Time Warner, Inc.	1,000,072
3,899	Viacom, Inc. (Class B)	199,473
3,494	Virgin Media, Inc.	105,728
8,100	Walt Disney Co. (The)	349,110
		4,219,645
	Metals & Mining
48,181	Alcoa, Inc.	819,077
402	Allegheny Technologies, Inc.	28,944
660	Cliffs Natural Resources, Inc.	61,855
26,520	Commercial Metals Co.	444,475
4,363	Freeport-McMoRan Copper & Gold, Inc.	240,096
2,310	Newmont Mining Corp.	135,389
1,131	Nucor Corp.	53,112
23,771	Steel Dynamics, Inc.	432,394
708	United States Steel Corp.	33,779
		2,249,121
	Multi-Utilities
25,727	Centerpoint Energy, Inc.	478,522
12,670	Integrys Energy Group, Inc.	663,401
18,100	NiSource, Inc.	352,045
		1,493,968
	Multiline Retail
47,427	Dollar General Corp. (c)	1,545,646
13	Dollar Tree, Inc. (c)	747
13	Family Dollar Stores, Inc.	705
37	Kohl’s Corp.	1,950
49,368	Macy’s, Inc.	1,180,389
29	Nordstrom, Inc.	1,379
86	Target Corp.	4,223
		2,735,039

	Office Electronics
39,686	Xerox Corp.	$400,432

	Oil, Gas & Consumable Fuels
975	Alpha Natural Resources, Inc. (c)	56,716
4,863	Anadarko Petroleum Corp.	383,885
5,249	Apache Corp.	700,059
1,114	Arch Coal, Inc.	38,210
24,174	Chesapeake Energy Corp.	813,939
35,002	Chevron Corp.	3,830,619
1,053	Concho Resources, Inc. (c)	112,513
36,250	ConocoPhillips	2,861,213
2,320	Consol Energy, Inc.	125,489
4,969	Devon Energy Corp.	452,179
5,147	El Paso Corp.	99,903
2,719	EOG Resources, Inc.	307,002
1,728	EQT Corp.	90,910
54,065	Exxon Mobil Corp.	4,757,720
9,109	Hess Corp.	783,010
8,373	Marathon Oil Corp.	452,477
1,440	Murphy Oil Corp.	111,571
610	Newfield Exploration Co. (c)	43,188
2,798	Noble Energy, Inc.	269,363
9,546	Occidental Petroleum Corp.	1,091,012
20,734	Peabody Energy Corp.	1,385,446
2,844	Petrohawk Energy Corp. (c)	76,816
1,369	Pioneer Natural Resources Co.	139,953
1,485	QEP Resources, Inc.	63,454
1,679	Range Resources Corp.	94,780
3,778	Southwestern Energy Co. (c)	165,703
10,046	Spectra Energy Corp.	291,736
6,496	Valero Energy Corp.	183,837
12,040	Williams Cos., Inc. (The)	399,367
		20,182,070
	Paper & Forest Products
755	International Paper Co.	23,314
25,965	MeadWestvaco Corp.	874,761
		898,075
	Personal Products
2,300	Avon Products, Inc.	67,574
600	Estee Lauder Cos., Inc. (The) (Class A)	58,200
		125,774
	Pharmaceuticals
64,243	Abbott Laboratories	3,343,206
19,709	Allergan, Inc.	1,568,048
65,614	Bristol-Myers Squibb Co.	1,843,753
14,003	Eli Lilly & Co.	518,251
4,786	Forest Laboratories, Inc. (c)	158,704
3,804	Hospira, Inc. (c)	215,801
37,162	Johnson & Johnson	2,442,287
41,619	Merck & Co., Inc.	1,496,203
2,200	Mylan, Inc. (c)	54,824
500	Perrigo Co.	45,180
107,032	Pfizer, Inc.	2,243,391
29,781	Watson Pharmaceuticals, Inc. (c)	1,847,017
		15,776,665
	Professional Services
965	Dun & Bradstreet Corp.	79,304
1,633	Equifax, Inc.	61,286
841	IHS, Inc. (Class A) (c)	74,210
1,654	Manpower, Inc.	109,578
2,849	Robert Half International, Inc.	86,410

2,489	Verisk Analytics, Inc. (Class A) (c)	$81,888
		492,676
	Real Estate Investment Trusts (REITs)
5,224	AMB Property Corp.	190,154
2,408	Annaly Capital Management, Inc.	42,959
1,871	AvalonBay Communities, Inc.	236,887
2,074	Boston Properties, Inc.	216,795
3,875	Equity Residential	231,415
1,323	General Growth Properties, Inc.	22,094
1,142	HCP, Inc.	45,246
554	Health Care REIT, Inc.	29,789
13,161	Host Hotels & Resorts, Inc.	234,134
1,278	Kimco Realty Corp.	24,972
454	Liberty Property Trust	15,967
462	Macerich Co. (The)	24,403
26,756	Plum Creek Timber Co., Inc.	1,152,916
1,793	ProLogis	29,208
4,396	Public Storage	515,695
298	Rayonier, Inc.	19,775
303	Regency Centers Corp.	14,259
5,897	Simon Property Group, Inc.	675,442
503	Ventas, Inc.	28,133
507	Vornado Realty Trust	49,017
1,599	Weyerhaeuser Co.	36,793
		3,836,053
	Real Estate Management & Development
8,315	CB Richard Ellis Group, Inc. (Class A) (c)	222,094

	Road & Rail
27,709	Norfolk Southern Corp.	2,069,308

	Semiconductors & Semiconductor Equipment
97,027	Applied Materials, Inc.	1,522,354
33,806	Broadcom Corp. (Class A) (c)	1,189,295
77,545	Intel Corp.	1,798,268
62,752	Nvidia Corp. (c)	1,255,040
200	Texas Instruments, Inc.	7,106
		5,772,063
	Software
51,447	Adobe Systems, Inc. (c)	1,726,047
2,206	BMC Software, Inc. (c)	110,808
4,824	CA, Inc.	118,622
1,630	Citrix Systems, Inc. (c)	137,474
3,409	Intuit, Inc. (c)	189,404
77,163	Microsoft Corp.	2,007,781
81,062	Oracle Corp.	2,922,285
1,053	Salesforce.com, Inc. (c)	145,946
7,722	Symantec Corp. (c)	151,737
		7,510,104
	Specialty Retail
11	Abercrombie & Fitch Co. (Class A)	779
11	Advance Auto Parts Inc.	720
5	AutoZone, Inc. (c)	1,412
32	Bed Bath & Beyond, Inc. (c)	1,796
43	Best Buy Co., Inc.	1,342
32	CarMax, Inc. (c)	1,110
24	GameStop Corp. (Class A) (c)	616
37	Gap, Inc. (The)	860
22,851	Home Depot, Inc.	848,686
37	Limited Brands, Inc.	1,523
171	Lowe’s Cos., Inc.	4,489
13	O’Reilly Automotive, Inc. (c)	768
13	PetSmart, Inc.	548

13	Ross Stores, Inc.	$958
91	Staples, Inc.	1,924
19	Tiffany & Co.	1,319
54	TJX Cos., Inc.	2,896
13	Urban Outfitters, Inc. (c)	409
		872,155
	Textiles, Apparel & Luxury Goods
8,664	VF Corp.	871,252

	Tobacco
22,580	Altria Group, Inc.	606,047
1,600	Lorillard, Inc.	170,400
48,231	Philip Morris International, Inc.	3,349,161
3,700	Reynolds American, Inc.	137,307
		4,262,915
	Trading Companies & Distributors
800	Fastenal Co.	53,672
424	WW Grainger, Inc.	64,278
		117,950
	Total United States	160,429,363
	Total Common Stocks (Cost $274,909,838)	326,705,872

	Preferred Stocks (0.9%)
	Brazil (0.8%)
	Beverages
12,500	Cia de Bebidas das Americas	398,233

	Commercial Banks
28,291	Banco Bradesco SA	560,713
28,541	Itau Unibanco Holding SA	666,719
40,511	Itausa - Investimentos Itau SA	310,553
		1,537,985
	Diversified Telecommunication Services
5,707	Tele Norte Leste Participacoes SA	95,371

	Electric Utilities
11,628	Centrais Eletricas Brasileiras SA	212,943
9,201	Cia Energetica de Minas Gerais	187,272
		400,215
	Metals & Mining
4,591	Bradespar SA	118,919
9,327	Gerdau SA	111,163
4,467	Metalurgica Gerdau SA	64,313
7,926	Usinas Siderurgicas de Minas Gerais SA	81,114
29,313	Vale SA	859,155
		1,234,664
	Oil, Gas & Consumable Fuels
43,330	Petroleo Brasileiro SA	703,988
6,400	Ultrapar Participacoes SA	111,874
		815,862
	Wireless Telecommunication Services
2,306	Vivo Participacoes SA	93,562
	Total Brazil	4,575,892

	Germany (0.1%)
	Automobiles
898	Porsche Automobil Holding SE	65,080
2,127	Volkswagen AG (c)	419,005
		484,085
	Household Products
2,292	Henkel AG & Co. KGaA	156,093

	Media
686	ProSiebenSat.1 Media AG	$19,646
	Total Germany	659,824
	Total Preferred Stocks (Cost $4,658,800)	5,235,716

NUMBER OF RIGHTS
	Rights (0.0%)
	Australia (0.0%)
	Construction & Engineering
280	Leighton Holdings Ltd.	546

	Brazil (0.0%)
	Brewery
51	Cia De Bebidas Das	261
	Total Rights (Cost $0)	807

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
		Corporate Bonds (8.2%)
		Australia (0.7%)
		Capital Markets
	$245	Macquarie Bank Ltd. (144A) (f)	6.625%	04/07/21	254,050
	235	Macquarie Group Ltd. (144A) (f)	6.00	01/14/20	240,210
					494,260
		Commercial Banks
EUR	400	Australia & New Zealand Banking Group Ltd. (MTN)	5.125	09/10/19	601,685
	$500	Commonwealth Bank of Australia (144A) (f)	2.90	09/17/14	522,071
	355	Commonwealth Bank of Australia (144A) (f)	5.00	10/15/19	370,597
	65	Commonwealth Bank of Australia (144A) (f)	5.00	03/19/20	67,633
	400	National Australia Bank Ltd. (144A) (f)	3.375	07/08/14	423,952
	90	Westpac Banking Corp.	3.00	12/09/15	90,615
	245	Westpac Banking Corp.	4.20	02/27/15	259,504
					2,336,057
		Diversified Minerals
	250	FMG Resources August 2006 Pty Ltd. (144A) (f)	6.375	02/01/16	256,875
	95	FMG Resources August 2006 Pty Ltd. (144A) (f)	6.875	02/01/18	100,700
					357,575
		Food - Retail
	195	Woolworths Ltd. (144A) (f)	4.00	09/22/20	191,371

		Metal - Diversified
	405	Rio Tinto Finance USA Ltd.	9.00	05/01/19	540,642

		Telephone - Integrated
	260	Telstra Corp., Ltd. (144A) (f)	4.80	10/12/21	264,006
		Total Australia			4,183,911

		Bermuda (0.1%)
		Energy Equipment & Services
	350	Weatherford International Ltd.	5.125	09/15/20	358,345

		Brazil (0.1%)
		Commercial Bank
	290	Banco Votorantim SA (144A) (f)	5.25	02/11/16	294,350

		Canada (0.3%)
		Aerospace & Defense
	65	Bombardier, Inc. (144A) (f)	7.50	03/15/18	72,394

$135		Bombardier, Inc. (144A) (f)	7.75%		03/15/20	$151,031
						223,425
		Commercial Bank
615		Bank of Montreal (144A) (f)	2.85		06/09/15	631,547

		Diversified Minerals
220		Teck Resources Ltd.	10.25		05/15/16	265,919

		Real Estate Management & Development
380		Brookfield Asset Management, Inc.	5.80		04/25/17	404,397
		Total Canada				1,525,288

		Cayman Islands (0.2%)
		Aerospace & Defense
230		Systems 2001 Asset Trust (144A) (f)	6.664		09/15/13	246,732

		Diversified Minerals
185		Vale Overseas Ltd.	5.625		09/15/19	197,807
50		Vale Overseas Ltd.	6.875		11/10/39	54,335
						252,142
		Oil Company - Integrated
330		Petrobras International Finance Co.	5.75		01/20/20	344,511

		Telecommunication Services
330		Sable International Finance Ltd. (144A) (f)	7.75		02/15/17	346,500
		Total Cayman Islands				1,189,885

		France (0.3%)
		Building Product - Cement/Aggregation
EUR	200	Lafarge SA (MTN)	5.50		12/16/19	297,463

		Diversified Financial Services
300		BNP Paribas (MTN)	5.431		09/07/17	467,543
350		Credit Agricole SA (MTN)	5.875		06/11/19	548,782
						1,016,325
		Multimedia
$145		Vivendi SA (144A) (f)	6.625		04/04/18	164,312

		Rental Auto/Equipment
EUR	250	Europcar Groupe SA (REGS)	4.593	(g)	05/15/13	368,437
		Total France				1,846,537

		Germany (0.0%)
		Capital Markets
100		Deutsche Bank AG (MTN)	5.00		06/24/20	147,215

		Ireland (0.2%)
		Containers - Metal & Glass
250		Ardagh Glass Finance PLC (REGS)	8.75		02/01/20	386,025

		Electric - Integrated
$200		Iberdrola Finance Ireland Ltd. (144A) (f)	5.00		09/11/19	198,212

		Paper & Related Products
EUR	200	Smurfit Kappa Acquisitions (REGS)	7.75		11/15/19	312,523
		Total Ireland				896,760

		Italy (0.2%)
		Commercial Banks
$100		Intesa Sanpaolo SpA (144A) (f)	6.50		02/24/21	108,900
EUR	500	UniCredit SpA (MTN)	4.375		02/10/14	751,706
300		UniCredit SpA (MTN)	5.75		09/26/17	453,857
		Total Italy				1,314,463

		Luxembourg (0.5%)
		Aerospace/Defense
250		Finmeccanica Finance SA (MTN)	8.125		12/03/13	412,619

		Electric - Integrated
	$650	Enel Finance International N.V. (144A) (f)	5.125%	10/07/19	$673,956

		Metals & Mining
390		ArcelorMittal	9.85	06/01/19	503,176

		Oil Company - Exploration & Production
100		Gazprom Via Gaz Capital SA (144A) (f)	6.51	03/07/22	106,250

		Telecommunication Services
EUR	200	Wind Acquisition Finance SA (REGS)	11.75	07/15/17	346,590

		Telephone - Integrated
	$255	Telecom Italia Capital SA	6.999	06/04/18	284,563
225		Telecom Italia Capital SA	7.175	06/18/19	254,086
EUR	400	Telecom Italia Finance SA (MTN)	7.75	01/24/33	653,932
					1,192,581
		Total Luxembourg			3,235,172

		Mexico (0.1%)
		Commercial Bank
	$625	BBVA Bancomer SA (144A) (f)	4.50	03/10/16	636,656

		Netherlands (0.4%)
		Commercial Bank
600		ING Bank N.V. (144A) (f)	3.90	03/19/14	640,649

		Construction Materials
EUR	250	HeidelbergCement Finance BV	7.50	04/03/20	393,894

		Containers - Metal & Glass
200		OI European Group BV (REGS)	6.75	09/15/20	300,304

		Multi-line Insurance
	$335	Aegon N.V.	4.625	12/01/15	353,146

		Telephone - Integrated
150		Deutsche Telekom International Finance BV	8.75	06/15/30	202,318
415		Telefonica Europe BV	8.25	09/15/30	510,423
					712,741
		Total Netherlands			2,400,734

		Netherlands Antilles (0.1%)
		Medical - Drugs
305		Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC	3.00	06/15/15	311,883

		Spain (0.1%)
		Gas - Distribution
EUR	350	Gas Natural Capital Markets SA (MTN)	4.125	01/26/18	491,151

		Telephone - Integrated
200		Telefonica Emisiones SAU (MTN)	3.661	09/18/17	284,754
		Total Spain			775,905

		Sweden (0.0%)
		Commercial Bank
	$260	Nordea Bank AB (144A) (f)	4.875	01/27/20	269,390

		Switzerland (0.1%)
		Capital Markets
195		UBS AG/Stamford CT (MTN)	5.875	12/20/17	217,978
250		UBS AG/Stamford CT (Series DPNT)	3.875	01/15/15	259,925
					477,903
		Commercial Banks
170		Credit Suisse	5.30	08/13/19	182,390
90		Credit Suisse	6.00	02/15/18	97,756
110		Credit Suisse AG	5.40	01/14/20	113,652
					393,798
		Total Switzerland			871,701

	United Kingdom (1.2%)
	Advertising Services
$100	WPP Finance	8.00%		09/15/14	$117,741

	Building Societies
525	Nationwide Building Society (144A) (f)	6.25		02/25/20	555,075

	Commercial Banks
140	Barclays Bank PLC	6.75		05/22/19	160,176
EUR200	Barclays Bank PLC (MTN)	6.00		01/23/18	302,292
250	Barclays Bank PLC (MTN)	6.00		01/14/21	365,580
$385	HBOS PLC (144A) (f)	6.75		05/21/18	388,583
EUR200	HSBC Holdings PLC (MTN)	6.00		06/10/19	316,918
$450	Royal Bank of Scotland PLC (The)	4.875		03/16/15	475,514
EUR150	Royal Bank of Scotland PLC (The) (MTN)	5.50		03/23/20	224,108
$160	Standard Chartered PLC (144A) (f)	3.85		04/27/15	166,531
					2,399,702
	Containers - Metal & Glass
EUR150	Rexam PLC	6.75	(g)	06/29/67	219,118

	Diversified Minerals
$390	Anglo American Capital PLC (144A) (f)	9.375		04/08/19	525,442

	Electric - Integrated
375	PPL WEM Holdings PLC (144A) (f)	3.90		05/01/16	381,298

	Finance - Auto Loans
EUR200	FCE Bank PLC Series E	7.125		01/15/13	313,708

	Money Center Banks
$150	Lloyds TSB Bank PLC (144A) (f)	5.80		01/13/20	153,980
EUR300	Lloyds TSB Bank PLC (MTN)	6.375		06/17/16	478,078
250	Lloyds TSB Bank PLC (MTN)	6.50		03/24/20	364,355
					996,413
	Mortgage Banks
$265	Abbey National Treasury Services PLC (144A) (f)	3.875		11/10/14	270,549
EUR650	Abbey National Treasury Services PLC (MTN)	3.625		10/14/16	932,808
					1,203,357
	Paper & Related Products
200	Mondi Finance PLC	5.75		04/03/17	305,818

	Tobacco
$155	BAT International Finance PLC (144A) (f)	9.50		11/15/18	207,896
	Total United Kingdom				7,225,568

	United States (3.6%)
	Advertising Agencies
145	Omnicom Group, Inc.	4.45		08/15/20	143,633

	Agricultural Operations
115	Bunge Ltd. Finance Corp.	8.50		06/15/19	139,998

	Auto - Cars/Light Trucks
190	Daimler Finance North America LLC	7.30		01/15/12	198,718
45	Daimler Finance North America LLC	8.50		01/18/31	61,685
					260,403
	Beverages
200	Anheuser-Busch InBev Worldwide, Inc.	4.125		01/15/15	214,220
85	Anheuser-Busch InBev Worldwide, Inc.	5.00		04/15/20	91,239
45	Anheuser-Busch InBev Worldwide, Inc.	5.375		11/15/14	50,112
185	Anheuser-Busch InBev Worldwide, Inc.	7.20		01/15/14	211,587
					567,158
	Beverages - Wine/Spirits
75	Constellation Brands, Inc.	7.25		09/01/16	82,125

	Building Product - Cement/Aggregation
240	CRH America, Inc.	6.00		09/30/16	264,882

	Cable/Satellite TV
$95	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875%	10/01/19	$104,601
90	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	99,329
230	DISH DBS Corp.	7.125	02/01/16	246,100
				450,030
	Capital Markets
775	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	858,523
255	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	265,119
				1,123,642
	Diversified Financial Services
350	Bank of America Corp. (Series L)	5.65	05/01/18	373,307
245	Citigroup, Inc. (e)	6.125	05/15/18	270,926
720	Citigroup, Inc. (e)	8.50	05/22/19	898,471
275	General Electric Capital Corp.	5.30	02/11/21	285,893
465	General Electric Capital Corp.	5.625	05/01/18	510,140
635	General Electric Capital Corp. (Series G)	6.00	08/07/19	708,228
75	JPMorgan Chase & Co.	6.00	01/15/18	83,578
				3,130,543
	Diversified Operation/Commercial Service
330	ARAMARK Corp.	8.50	02/01/15	346,088

	Diversified Telecommunication Services
210	AT&T, Inc.	6.30	01/15/38	222,254
70	AT&T, Inc.	6.55	02/15/39	76,537
65	CenturyLink, Inc. (Series Q)	6.15	09/15/19	68,366
75	Verizon Communications, Inc.	4.60	04/01/21	76,785
60	Verizon Communications, Inc.	5.85	09/15/35	61,701
150	Verizon Communications, Inc.	6.35	04/01/19	173,778
125	Verizon Communications, Inc.	8.95	03/01/39	176,252
				855,673
	Electronic Equipment, Instruments & Components
155	Agilent Technologies, Inc.	5.50	09/14/15	170,558

	Electronics - Military
255	L-3 Communications Corp.	4.75	07/15/20	259,319

	Finance - Consumer Loans
435	SLM Corp. (MTN)	6.25	01/25/16	461,721

	Finance - Credit Card
345	American Express Credit Corp. (Series C)	7.30	08/20/13	387,797
455	Capital One Bank USA NA	8.80	07/15/19	583,611
				971,408
	Finance - Investment Banker/Broker
180	Bear Stearns Cos. LLC (The)	6.40	10/02/17	205,858
305	Bear Stearns Cos. LLC (The)	7.25	02/01/18	358,847
250	Jefferies Group, Inc.	3.875	11/09/15	253,565
680	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	772,712
				1,590,982
	Finance - Other Services
160	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	159,201

	Food - Miscellaneous/Diversified
135	ConAgra Foods, Inc.	8.25	09/15/30	163,938

	Health Care Equipment & Supplies
395	Boston Scientific Corp.	6.00	01/15/20	428,201

	Health Care Providers & Services
380	Medco Health Solutions, Inc.	7.125	03/15/18	450,273

	Independent Power Producer
135	NRG Energy, Inc.	8.50	06/15/19	144,450

	Instruments - Scientific
255	Thermo Fisher Scientific, Inc.	4.50	03/01/21	263,543

	Insurance
$265	Prudential Financial, Inc. (MTN)	4.75%	09/17/15	$285,222
150	Prudential Financial, Inc. (MTN)	6.625	12/01/37	167,867
				453,089
	Life/Health Insurance
200	Pacific LifeCorp (144A) (f)	6.00	02/10/20	215,614

	Media
205	CBS Corp.	8.875	05/15/19	261,302
170	Comcast Corp.	5.15	03/01/20	180,740
105	Comcast Corp.	5.70	05/15/18	116,305
50	Comcast Corp.	6.45	03/15/37	53,247
105	Time Warner Cable, Inc.	6.75	06/15/39	114,503
250	Viacom, Inc.	6.875	04/30/36	280,800
				1,006,897
	Medical - Biomedical/Genetics
304	Celgene Corp.	3.95	10/15/20	291,354
220	Genzyme Corp.	3.625	06/15/15	231,243
				522,597
	Medical Labs & Testing Services
60	Quest Diagnostics, Inc.	3.20	04/01/16	60,556

	Metals & Mining
80	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	88,304

	Multi-line Insurance
160	American International Group, Inc.	6.40	12/15/20	175,361
235	Farmers Exchange Capital (144A) (f)	7.05	07/15/28	237,412
275	Genworth Financial, Inc.	7.20	02/15/21	276,428
				689,201
	Multiline Retail
90	JC Penney Co., Inc.	5.65	06/01/20	90,225
151	JC Penney Corp., Inc.	6.375	10/15/36	136,655
				226,880
	Multimedia
225	NBC Universal Media LLC (144A) (f)	4.375	04/01/21	220,036
310	News America, Inc.	7.85	03/01/39	376,580
				596,616
	Paper & Related Products
200	Georgia-Pacific LLC	7.75	11/15/29	222,500
275	Georgia-Pacific LLC	8.875	05/15/31	338,250
				560,750
	Pipelines
125	Kinder Morgan Energy Partners LP	5.95	02/15/18	139,978
190	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	207,506
190	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	240,703
				588,187
	Real Estate Investment Trusts (REITs)
75	Boston Properties LP	5.875	10/15/19	82,614

	Reinsurance
200	Reinsurance Group of America, Inc.	6.45	11/15/19	219,689

	REIT - Health Care
240	Health Care REIT, Inc.	6.125	04/15/20	258,318

	Retail - Drug Store
419	CVS Pass-Through Trust	6.036	12/10/28	438,855

	Retail - Mail Order
265	QVC, Inc. (144A) (f)	7.125	04/15/17	281,563

		Savings & Loan/Thrifts - Eastern U.S.
$125		Santander Holdings USA, Inc.	4.625%	04/19/16	$129,162

		Semiconductor Equipment
145		KLA-Tencor Corp.	6.90	05/01/18	164,296

		Special Purpose Entity
450		AIG SunAmerica Global Financing VI (144A) (f)	6.30	05/10/11	450,854
430		FUEL Trust (144A) (f)	4.207	04/15/16	439,564
135		Harley-Davidson Funding Corp. (144A) (f)	6.80	06/15/18	151,342
					1,041,760
		Specialty Retail
175		Home Depot, Inc.	5.40	09/15/40	166,469
400		Home Depot, Inc.	5.875	12/16/36	408,525
					574,994
		Telecommunication Services
155		Qwest Corp.	6.50	06/01/17	171,275
125		Qwest Corp.	6.875	09/15/33	123,125
145		SBA Telecommunications, Inc.	8.25	08/15/19	160,769
					455,169
		Telephone - Integrated
380		Frontier Communications Corp.	8.50	04/15/20	413,725

		Tobacco
85		Altria Group, Inc.	4.125	09/11/15	89,494
185		Altria Group, Inc.	9.25	08/06/19	243,888
235		Philip Morris International, Inc.	5.65	05/16/18	265,891
					599,273
		Total United States			22,095,878
		Total Corporate Bonds (Cost $45,965,176)			49,579,641

		Convertible Bonds (0.4%)
		France (0.1%)
		Rubber - Tires
EUR	346	Cie Generale des Etablissements Michelin	0.00	01/01/17	605,868

		Germany (0.1%)
		Special Purpose Banks
300		Kreditanstalt fuer Wiederaufbau	1.50	07/30/14	504,110

		United States (0.2%)
		Applications Software
$670		Microsoft Corp. (144A) (f)	0.00	06/15/13	701,825

		Medical - Biomedical/Genetics
484		Gilead Sciences, Inc.	1.00	05/01/14	524,535
		Total United States			1,226,360
		Total Convertible Bonds (Cost $2,165,353)			2,336,338

		Foreign Government Obligations (12.7%)
		Australia (0.4%)
AUD	2,000	Queensland Treasury Corp. (Series 15G)	6.00	10/14/15	2,239,273

		Bermuda (0.0%)
$240		Bermuda Government International Bond (144A) (f)	5.603	07/20/20	255,576

		Canada (0.9%)
EUR	300	Canada Government International Bond	3.50	01/13/20	453,864
CAD	2,800	Canadian Government Bond	4.25	06/01/18	3,210,760
$600		Province of Ontario Canada	4.00	10/07/19	619,411
EUR	600	Province of Ontario Canada Series E	4.00	12/03/19	906,041
		Total Canada			5,190,076

		Croatia (0.1%)
$300		Croatia Government International Bond (REGS)	6.75	11/05/19	319,439

		Denmark (0.1%)
DKK	3,300	Denmark Government Bond	4.00%	11/15/17	$695,333

		France (0.7%)
EUR	1,000	France Government Bond OAT	4.00	04/25/18	1,551,813
	1,900	French Treasury Note BTAN	4.50	07/12/12	2,911,054
		Total France			4,462,867

		Germany (2.2%)
	2,200	Bundesobligation (Series 160)	2.75	04/08/16	3,278,181
	2,100	Bundesrepublik Deutschland (Series 03)	4.75	07/04/34	3,569,745
	1,275	Bundesrepublik Deutschland (Series 05)	3.25	07/04/15	1,950,600
	350	Bundesrepublik Deutschland (Series 07)	4.25	07/04/39	564,912
	2,675	Bundesrepublik Deutschland (Series 09)	3.50	07/04/19	4,085,949
		Total Germany			13,449,387

		Hungary (0.2%)
	600	Republic of Hungary	5.75	06/11/18	888,069

		Indonesia (0.1%)
	$250	Indonesia Government International Bond (REGS)	11.625	03/04/19	365,625

		Italy (1.8%)
EUR	2,400	Italy Buoni Poliennali del Tesoro	2.50	07/01/12	3,560,684
	1,100	Italy Buoni Poliennali del Tesoro	3.50	06/01/14	1,634,780
	1,800	Italy Buoni Poliennali Del Tesoro	4.00	02/01/17	2,670,492
	1,100	Italy Buoni Poliennali Del Tesoro	4.50	02/01/18	1,654,368
	800	Italy Buoni Poliennali Del Tesoro	5.00	08/01/39	1,106,533
	$330	Republic of Italy	6.875	09/27/23	381,154
		Total Italy			11,008,011

		Japan (2.9%)
JPY	110,000	Japan Finance Organization for Municipalities	1.90	06/22/18	1,454,244
	140,000	Japan Government Ten Year Bond (Series 257)	1.30	12/20/13	1,773,943
	380,000	Japan Government Ten Year Bond (Series 272)	1.40	09/20/15	4,881,277
	120,000	Japan Government Ten Year Bond (Series 280)	1.90	06/20/16	1,583,669
	290,000	Japan Government Ten Year Bond (Series 294)	1.70	06/20/18	3,803,131
	345,000	Japan Government Thirty Year Bond (Series 11)	1.70	06/20/33	3,986,195
		Total Japan			17,482,459

		Luxembourg (0.3%)
	145,000	European Investment Bank	2.15	01/18/27	1,882,392

		Mexico (0.4%)
MXN	24,400	Mexican Bonos (Series M 20)	10.00	12/05/24	2,572,961

		Netherlands (0.1%)
EUR	300	Netherlands Government Bond	4.00	01/15/37	456,798

		Norway (0.1%)
NOK	3,500	Norway Government Bond (Series 470)	6.50	05/15/13	718,449

		Peru (0.1%)
	$390	Peruvian Government International Bond	7.125	03/30/19	454,350

		Poland (0.5%)
PLN	5,100	Poland Government Bond (Series 0413)	5.25	04/25/13	1,928,592
	3,400	Poland Government Bond (Series 1015)	6.25	10/24/15	1,312,742
		Total Poland			3,241,334

		South Africa (0.3%)
ZAR	12,500	South Africa Government Bond (Series R207)	7.25	01/15/20	1,773,233

		South Korea (0.1%)
	$100	Export-Import Bank of Korea	4.125	09/09/15	104,198
	200	Korea Development Bank	4.375	08/10/15	209,946
	150	Republic of Korea	7.125	04/16/19	178,308
		Total South Korea			492,452

		Sweden (0.2%)
SEK	8,300	Sweden Government Bond (Series 1049)	4.50	08/12/15	1,460,565

		United Kingdom (1.2%)
GBP	500	United Kingdom Gilt	2.75	01/22/15	857,237

GBP	600	United Kingdom Gilt	4.00%		09/07/16	$1,075,665
	2,450	United Kingdom Gilt	4.25		06/07/32	4,143,208
	750	United Kingdom Gilt	4.50		03/07/13	1,330,486
		Total United Kingdom				7,406,596
		Total Foreign Government Obligations (Cost $70,443,981)				76,815,245

		Municipal Bonds (0.1%)
		Georgia (0.1%)
		Power
	$295	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	278,793
	160	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	152,778
		Total Georgia				431,571

		Illinois (0.0%)
		Transportation
	145	Illinois State Toll Highway Authority 2009 (Series A)	6.184		01/01/34	144,704
		Total Municipal Bonds (Cost $603,725)				576,275

		U.S. Government Agencies - Mortgage-Backed Securities (2.6%)
		Federal Home Loan Mortgage Corporation (PC) Gold
	675		4.00		(h)	699,891
	329		6.50		05/01/32–09/01/32	371,164
						1,071,055
		Federal National Mortgage Association
	700		4.00		(h)	696,828
	1,400		4.50		(h)	1,440,907
	1,623		5.00		09/01/40	1,716,682
	975		5.00		(h)	1,029,234
	1,647		5.50		06/01/38	1,774,217
	1,396		6.00		10/01/38	1,531,875
	87		6.50		12/01/29	98,487
	801		7.00		12/01/17–02/01/31	922,163
						9,210,393
		Government National Mortgage Association
	2,065		4.00		(h)	2,092,425
	2,967		4.50		04/15/39–08/15/39	3,116,788
	323		5.50		08/15/39	351,692
						5,560,905
		Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $15,620,290)				15,842,353

		Asset-Backed Securities (0.2%)
	123	ARI Fleet Lease Trust 2010-A A (144A) (f)	1.669	(g)	08/15/18	124,323
	149	Chesapeake Funding LLC 2009-1 A (144A) (f)	2.219	(g)	12/15/20	149,457
	525	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (f)	1.919	(g)	02/15/17	546,276
	325	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (f)	1.763	(g)	10/20/14	329,987
	425	SLM Student Loan Trust 2011-A A2 (144A) (f)	4.37		04/17/28	430,398
		Total Asset-Backed Securities (Cost $1,548,165)				1,580,441

		Commercial Mortgage-Backed Security (0.0%)
	230	DBUBS Mortgage Trust 2011-LC1A A3 (144A) (Cost $240,067)(f)	5.002		11/10/46	243,719

		U.S. Government Agencies & Obligations (3.8%)
		Diversified Financial Services - FDIC Guaranteed (0.2%)
	1,300	Citigroup Funding, Inc. (e)	2.25		12/10/12	1,335,528

		U.S. Government Obligations (3.6%)
		U.S. Treasury Bonds
	220		3.50		02/15/39	187,653

$790		4.375%	11/15/39	$785,679
2,900		6.875	08/15/25	3,865,610
3,430		7.50	11/15/24	4,788,602
	U.S. Treasury Notes
1,500		2.375	10/31/14	1,556,837
7,720		3.125	05/15/19	7,829,771
2,600		3.375	11/15/19	2,664,392
				21,678,544
	Total U.S. Government Agencies & Obligations (Cost $22,419,006)			23,014,072

	Commodity-Linked Security (4.0%)
	Germany (4.0%)
20,888	Deutsche Bank AG London (Series 0005) (144A) (Germany) (f)(i)	0.00	11/25/11	24,165,327

NUMBER OF SHARES (000)
	Investment Trusts (1.1%)
71	iShares MSCI Emerging Markets Index Fund (ETF)	3,555,000
114	Technology Select Sector SPDR Fund (ETF)	3,054,850
	Total Investment Trusts (Cost $6,283,552)	6,609,850

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (11.7%)
	U.S. Government Obligation (0.3%)
$2,060	U.S. Treasury Bill (Cost $2,059,749)(j)(k)	0.054	07/21/11	2,059,954

NUMBER OF SHARES (000)
Investment Company (l) (11.4)%
68,897	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $68,897,381)		68,897,381
	Total Short-Term Investments (Cost $70,957,130)		70,957,335
	Total Investments (Cost $537,330,578) (m)(n)	99.5%	603,662,991
	Other Assets in Excess of Liabilities	0.5	3,065,600
	Net Assets	100.0%	$606,728,591

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
FDIC	Federal Depositary Receipt.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Tresor (French Treasury Obligation)
PC	Participation Certificate.
PPS	Price Protected Share.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)

For the six months ended April 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stock and Corporate Bonds, and its affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor, was $660,645 and $851,631, respectively, including net realized gains of $81,960.

(f)	Resale is restricted to qualified institutional investors.
(g)	Floating rate security. Rate shown is the rate in effect at April 30, 2011.
(h)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(i)

Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

(j)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(k)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(l)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(m)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange, futures and swap contracts.
(n)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Exchange Contracts Open at April 30, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC.	CAD	5,824,361		$6,035,764	05/12/2011	$(118,249)
Banc of America Securities LLC.	MYR	1,252,307		$414,184	05/12/2011	(8,197)
Deutsche Securities, Inc.		$3,864,291	EUR	2,667,604	05/12/2011	85,390
Morgan (J.P.) Securities, Inc.	NOK	17,413,251		$3,176,789	05/12/2011	(139,744)
Morgan (J.P.) Securities, Inc.	SEK	27,998,793		$4,452,557	05/12/2011	(177,914)
Morgan (J.P.) Securities, Inc.		$3,006,319	CNY	19,625,250	05/12/2011	21,802
Morgan (J.P.) Securities, Inc.		$2,958,446	CNY	19,268,359	05/12/2011	14,607
Morgan (J.P.) Securities, Inc.		$5,897,780	CNY	38,370,959	05/12/2011	22,750
Morgan (J.P.) Securities, Inc.		$2,535,425	NOK	13,856,035	05/12/2011	103,600
Morgan (J.P.) Securities, Inc.		$2,731,851	SEK	17,233,826	05/12/2011	118,298
Royal Bank of Scotland		$1,261,749	ILS	4,349,046	05/12/2011	23,903
Royal Bank of Scotland		$655,492	THB	19,765,167	05/12/2011	6,082
State Street Bank and Trust Co.		$124,158	NOK	678,539	05/12/2011	5,077
State Street Bank and Trust Co.		$5,118,787	TWD	147,165,113	05/12/2011	20,339
UBS Securities Japan Ltd.	AUD	8,067,960		$8,414,882	05/12/2011	(413,743)
UBS Securities Japan Ltd.	CHF	1,304,622		$1,457,557	05/12/2011	(50,789)
UBS Securities Japan Ltd.	MXN	19,000,150		$1,601,913	05/12/2011	(46,664)
UBS Securities Japan Ltd.	TRY	4,420,492		$2,863,978	05/12/2011	(35,821)
UBS Securities Japan Ltd.		$2,792,947	BRL	4,412,856	05/12/2011	7,687
UBS Securities Japan Ltd.		$12,994,210	CAD	12,539,802	05/12/2011	255,330
UBS Securities Japan Ltd.		$5,998,186	EUR	4,140,635	05/12/2011	132,479
UBS Securities Japan Ltd.		$863,785	GBP	531,295	05/12/2011	23,512
UBS Securities Japan Ltd.		$9,297,455	HKD	72,255,082	05/12/2011	6,791
UBS Securities Japan Ltd.		$3,331,605	INR	147,390,203	05/12/2011	(6,837)
UBS Securities Japan Ltd.		$4,066,836	JPY	339,857,319	05/12/2011	123,212
UBS Securities Japan Ltd.		$3,506,539	KRW	3,803,963,402	05/12/2011	39,776
UBS Securities Japan Ltd.		$2,875,355	KRW	3,122,635,984	05/12/2011	35,779
UBS Securities Japan Ltd.		$318,051	NZD	405,962	05/12/2011	10,183
UBS Securities Japan Ltd.		$2,951,769	RUB	82,909,275	05/12/2011	70,463
UBS Securities Japan Ltd.		$2,454,728	SGD	3,088,981	05/12/2011	68,820
UBS Securities Japan Ltd.		$3,634,279	TRY	5,560,084	05/12/2011	13,080
UBS Securities Japan Ltd.		$3,839,043	ZAR	25,895,301	05/12/2011	97,968
Vontobel Securities Ltd.		$1,642,186	MXN	19,453,578	05/12/2011	45,733
Bank of America NA	AUD	280,000		$292,600	06/03/2011	(12,906)
Bank of America NA	PLN	2,600,000		$946,659	06/03/2011	(29,279)
Bank of America NA		$299,981	AUD	280,000	06/03/2011	5,525
Bank of America NA		$1,689,119	CAD	1,630,000	06/03/2011	32,221
Bank of America NA		$1,082,251	EUR	750,000	06/03/2011	27,501
Bank of America NA		$1,998,030	EUR	1,384,635	06/03/2011	50,772
Bank of America NA		$1,115,636	EUR	779,892	06/03/2011	38,347
Bank of America NA		$1,498,820	SEK	9,400,000	06/03/2011	53,871
Bank of America NA		$198,959	SGD	250,000	06/03/2011	5,279
Bank of America NA		$364,831	SGD	452,000	06/03/2011	4,431
Bank of America NA		$447,242	THB	13,500,000	06/03/2011	3,971
UBS Securities Japan Ltd.		$1,315,568	CHF	1,175,000	06/03/2011	43,106
UBS Securities Japan Ltd.		$1,771,454	CLP	843,850,000	06/03/2011	53,415
UBS Securities Japan Ltd.		$2,280,017	GBP	1,396,000	06/03/2011	50,690
UBS Securities Japan Ltd.		$12,484,302	JPY	1,037,820,000	06/03/2011	312,140
UBS Securities Japan Ltd.		$508,165	JPY	41,903,309	06/03/2011	8,507
UBS Securities Japan Ltd.		$2,595,785	KRW	2,835,000,000	06/03/2011	43,306
UBS Securities Japan Ltd.		$2,125,614	MYR	6,434,000	06/03/2011	40,783
UBS Securities Japan Ltd.		$1,773,564	RUB	50,125,000	06/03/2011	49,876
UBS Securities Japan Ltd.		$865,783	TWD	24,960,000	06/03/2011	6,002
UBS Securities Japan Ltd.	ZAR	8,480,000		$1,236,692	06/03/2011	(48,242)
Net Unrealized Appreciation						$1,094,019

Futures Contracts Open at April 30, 2011:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
134	Long	U.S. Treasury Notes 5 Year, June 2011	$15,874,812	$210,885
101	Long	H-Shares Index, May 2011	8,529,322	(247,247)
59	Long	KOSPI2 Index, June 2011	8,007,792	655,678
77	Long	FTSE 100 Index, June 2011	7,759,421	162,767
4	Long	JBM0 PIT Comodity, June 2011	6,906,244	61,852
104	Long	CAC40 10 Euro, May 2011	6,244,775	97,844
75	Long	U.S. Dollar Index, June 2011	5,483,025	(297,015)
32	Long	Euro-Bobl, June 2011	5,462,016	28,555
170	Long	MSCI Taiwan Index, May 2011	5,438,300	31,748
19	Long	DAX Index, June 2011	5,297,360	291,448
78	Long	FTSE/JSE top 40, June 2011	3,530,495	204,968
48	Long	MSCI Singapore Index, May 2011	2,906,548	(19,080)
47	Long	E-Mini MSCI Index, June 2011	2,840,915	265,299
81	Long	MEX BOLSA Index, June 2011	2,600,201	59,902
13	Long	IBEX 35 Index, May 2011	2,065,674	3,891
168	Long	SGX CNX NIFTY Index, May 2011	1,932,840	(58,560)
10	Long	TOPIX Index, June 2011	1,052,210	(97,596)
10	Long	BOVESPA Index, June 2011	425,699	(22,047)
1	Long	SPI 200 Index, June 2011	131,751	3,403
26	Long	U.S. Treasury Notes 10 Year, June 2011	(3,149,656)	53,164
21	Short	S&P/MID Index, June 2011	(3,433,281)	(202,805)
37	Short	Euro-Bund, June 2011	(6,736,340)	(74,083)
65	Short	U.S. Treasury Bonds 30 Year, June 2011	(7,954,375)	(192,597)
127	Short	S&P 500 E-Mini, June 2011	(8,634,095)	(379,115)
223	Short	DJ Euro Stoxx 50, June 2011	(9,733,852)	(452,606)
100	Short	U.S. Treasury Notes 10 Year, June 2011	(12,114,063)	(235,453)
59	Short	U.S. Treasury Notes 2 Year, June 2011	(12,928,375)	(66,374)
		Net Unrealized Depreciation		$(213,174)

Interest Rate Swap Contracts Open at April 30, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A.		$16,350	3 Month LIBOR	Receive	0.80%	10/28/13	$85,838
Bank of America, N.A.		6,855	3 Month LIBOR	Pay	2.098	10/28/17	(234,647)
Barclays Bank ***	SEK	66,406	3 Month STIBOR	Receive	3.106	06/22/12	(4,594)
Barclays Bank ***		135,722	3 Month STIBOR	Pay	3.832	03/22/15	9,703
Barclays Bank ***		70,130	3 Month STIBOR	Receive	3.927	03/22/21	41,933
Goldman Sachs & Co. ***	GBP	5,390	6 Month LIBOR	Pay	4.895	03/04/21	90,220
Goldman Sachs & Co. ***		2,015	6 Month LIBOR	Pay	4.852	04/01/21	26,788
Goldman Sachs & Co.		1,240	6 Month LIBOR	Receive	4.18	03/04/41	(59,512)
Goldman Sachs & Co.		465	6 Month LIBOR	Receive	4.132	04/01/41	(15,954)
			Net Unrealized Depreciation				$(60,225)

***  Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Zero Coupon Swap Contracts Open at April 30, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC^	$2,645	3 Month LIBOR	Receive	11/15/19	$(570,722)
Barclays Bank PLC^^	3,134	3 Month LIBOR	Pay	11/15/19	115,005
Barclays Bank PLC^	2,035	3 Month LIBOR	Receive	11/15/21	(442,931)
JPMorgan Chase Bank N.A. New York^	1,568	3 Month LIBOR	Receive	05/15/21	(357,171)
	Net Unrealized Depreciation				$(1,255,819)

^	Fund will make the payments of $1,675,253, $1,650,364, and $1,221,824 respectively, on termination date.
^^	Fund will receive $1,186,272 on termination date.

	LIBOR	London Interbank Offered Rate.
	STIBOR	Stockholm Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan Renminbi.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
ILS	Israeli Shekel.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.

Morgan Stanley Global Strategist Fund

Notes to Portfolio of Investments • April 30, 2011 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$3,568,232	$3,568,232	—	—
Air Freight & Logistics	452,448	452,448	—	—
Airlines	150,135	150,135	—	—
Auto Components	2,129,164	2,129,164	—	—
Automobiles	5,657,628	5,657,628	—	—
Beverages	7,813,012	7,813,012	—	—
Biotechnology	1,713,270	1,713,270	—	—
Building Products	930,922	930,922	—	—
Capital Markets	7,538,334	7,538,334	—	—
Chemicals	8,027,664	8,027,664	—	—
Commercial Banks	25,891,248	25,891,248	—	—
Commercial Services & Supplies	1,699,409	1,699,409	—	—
Communications Equipment	2,773,447	2,773,447	—	—
Computers & Peripherals	9,143,913	9,143,913	—	—
Construction & Engineering	1,723,412	1,723,412	—	—
Construction Materials	384,589	384,589	—	—
Consumer Finance	230,610	230,610	—	—
Containers & Packaging	1,029,473	1,029,473	—	—
Distributors	970,351	970,351	—	—
Diversified Consumer Services	65,366	65,366	—	—
Diversified Financial Services	5,453,869	5,453,869	—	—
Diversified Telecommunication Services	5,182,059	5,182,059	—	—
Electric Utilities	3,884,566	3,884,566	—	—
Electrical Equipment	4,104,071	4,104,071	—	—
Electronic Equipment, Instruments & Components	3,731,381	3,731,381	—	—
Energy Equipment & Services	5,320,321	5,320,321	—	—
Food & Staples Retailing	8,626,273	8,626,273	—	—
Food Products	11,777,859	11,777,859	—	—
Gas Utilities	727,863	727,863	—	—
Health Care Equipment & Supplies	4,972,315	4,972,315	—	—
Health Care Providers & Services	6,173,024	6,173,024	—	—
Health Care Technology	215,389	215,389	—	—
Hotels, Restaurants & Leisure	2,366,895	2,366,895	—	—
Household Durables	1,550,794	1,550,794	—	—
Household Products	5,565,495	5,565,495	—	—
Independent Power Producers & Energy Traders	876,213	876,213	—	—
Industrial Conglomerates	5,500,644	5,500,644	—	—
Information Technology Services	3,185,185	3,185,185	—	—
Insurance	12,998,730	12,998,730	—	—
Internet & Catalog Retail	139,731	139,731	—	—
Internet Software & Services	1,781,429	1,781,429	—	—
Leisure Equipment & Products	122,616	122,616	—	—
Life Sciences Tools & Services	664,231	664,231	—	—
Machinery	7,699,909	7,699,909	—	—
Marine	517,449	517,449	—	—
Media	6,493,163	6,493,163	—	—
Metals & Mining	15,336,742	15,336,742	—	—
Multi-Utilities	3,330,146	3,330,146	—	—
Multiline Retail	3,226,770	3,226,770	—	—
Office Electronics	1,239,549	1,239,549	—	—
Oil, Gas & Consumable Fuels	37,665,263	37,665,263	—	—
Paper & Forest Products	1,307,736	1,307,736	—	—
Personal Products	982,667	982,667	—	—
Pharmaceuticals	25,426,385	25,426,385	—	—
Professional Services	1,152,088	1,152,088	—	—
Real Estate Investment Trusts (REITs)	5,772,975	5,772,975	—	—
Real Estate Management & Development	2,586,384	2,586,384	—	—
Road & Rail	4,190,917	4,190,917	—	—
Semiconductors & Semiconductor Equipment	6,522,669	6,522,669	—	—
Software	8,835,078	8,835,078	—	—
Specialty Retail	1,788,294	1,788,294	—	—
Textiles, Apparel & Luxury Goods	2,420,076	2,420,076	—	—
Tobacco	7,129,959	7,129,959	—	—
Trading Companies & Distributors	1,869,454	1,869,454	—	—
Transportation Infrastructure	655,715	655,715	—	—
Wireless Telecommunication Services	3,742,904	3,742,904	—	—
Total Common Stocks	326,705,872	326,705,872	—	—
Preferred Stocks	5,235,716	5,235,716	—	—
Rights	807	807	—	—
Corporate Bonds	49,579,641	—	$49,579,641	—
Convertible Bonds	2,336,338	—	2,336,338	—
Foreign Government Obligations	76,815,245	—	76,815,245	—
Municipal Bonds	576,275	—	576,275	—
U.S. Government Agencies - Mortgage-Backed Securities	15,842,353	—	15,842,353	—
Asset-Backed Securities	1,580,441	—	1,580,441	—
Commercial Mortgage-Backed Security	243,719	—	243,719	—
U.S. Government Agencies & Obligations	23,014,072	—	23,014,072	—
Commodity-Linked Securities	24,165,327	—	24,165,327	—
Investment Trusts	6,609,850	6,609,850	—	—
Short-Term Investments
U.S. Government Agencies & Obligation	2,059,954	—	2,059,954	—
Investment Company	68,897,381	68,897,381	—	—
Total Short-Term Investments	70,957,335	68,897,381	2,059,954	—
Foreign Currency Exchange Contracts	2,182,404	—	2,182,404	—
Futures	2,131,404	2,131,404	—	—
Interest Rate Swaps	254,482	—	254,482	—
Zero Coupon Swaps	115,005	—	115,005	—
Total	$608,346,286	$409,581,030	$198,765,256	—

Liabilities:
Foreign Currency Exchange Contracts	$(1,088,385)	—	$(1,088,385)	—
Futures	(2,344,578)	$(2,344,578)	—	—
Interest Rate Swaps	(314,707)	—	(314,707)	—
Zero Coupon Swaps	(1,370,824)	—	(1,370,824)	—
Total	$(5,118,494)	$(2,344,578)	$(2,773,916)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of April 30, 2011, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes and swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2011